ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

December 31, 2023

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Report of Independent Registered Public Accounting Firm

The Board of Directors of Zurich American Life Insurance Company and

Contract Owners of ZALICO Variable Annuity Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of each of the subaccounts listed in the Appendix that comprise ZALICO Variable Annuity Separate Account (the Separate Account), as of December 31, 2023, the related statement of operations and the statements of changes in contract owners’ equity for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its contract owners’ equity for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s Auditor since 2021.

April 25, 2024

Appendix

Subaccounts comprising ZALICO Variable Annuity Separate Account

Subaccounts	Statement of Operations	Statements of Changes in Contract Owners’ Equity
Alger Balanced-Class I-2	For the year ended	For each of the two years in the period
Alger Capital Appreciation-Class I-2	December 31, 2023	ended December 31, 2023
Alger Large Cap Growth-Class I-2
Alger Mid Cap Growth-Class I-2
Alger Small Cap Growth-Class I-2
American Century VP Disciplined Core Value
American Century VP Value
BNY Mellon Investment Portfolios MidCap Stock Portfolio – Initial Shares
BNY Mellon Investment Portfolios MidCap Stock Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio Inc. – Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio Inc. – Service Shares
DWS Capital Growth VIP A
DWS Capital Growth VIP B
DWS Core Equity VIP A
DWS Core Equity VIP B
DWS CROCI® International VIP A
DWS CROCI® International VIP B
DWS CROCI® U.S. VIP A
DWS CROCI® U.S. VIP B
DWS Equity 500 Index VIP A
DWS Global Income Builder VIP A
DWS Global Small Cap VIP A
DWS Government Money Market VIP A
DWS High Income VIP A
DWS High Income VIP B
DWS International Growth VIP A
DWS Small Cap Index VIP A
DWS Small Mid Cap Growth VIP A
DWS Small Mid Cap Value VIP A
DWS Small Mid Cap Value VIP B
Fidelity VIP Contrafund
Fidelity VIP Equity Income
Fidelity VIP Growth
Fidelity VIP II Asset Manager
Fidelity VIP Index 500
Fidelity VIP II Index 500 – Service Class 2
FTVIP Franklin Mutual Global Discovery Fund CL 2
FTVIP Franklin Mutual Shares Fund CL 2

Subaccounts	Statement of Operations	Statements of Changes in Contract Owners’ Equity
FTVIP Franklin Rising Dividends Fund CL 2	For the year ended	For each of the two years in the period
FTVIP Franklin Small Cap Value Fund CL 2	December 31, 2023	ended December 31, 2023
FTVIP Franklin Strategic Income Fund CL 2
FTVIP Franklin U.S. Government Fund CL 2
FTVIP Templeton Developing Markets Fund CL 2
Invesco V.I. Capital Appreciation Fund Series II
Invesco V.I. Discovery Mid Cap Growth Fund Series II
Invesco V.I. Diversified Dividend Fund Series I
Invesco V.I. Equity and Income Fund Series I
Invesco V.I. Global Fund Series II
Invesco V.I. Global Real Estate Fund Series I
Invesco V.I. Global Strategic Income Fund Series II
Invesco V.I. Health Care Series I
Invesco V.I. Main Street Fund Series II
Invesco V.I. Main Street Small Cap Fund Series II
Janus Henderson Balanced Portfolio I-S
Janus Henderson Enterprise Portfolio I-S
Janus Henderson Forty Portfolio I-S
Janus Henderson Global Research Portfolio I-S
Janus Henderson Mid Cap Value Portfolio S-S
Janus Henderson Research Portfolio I-S
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Mid Cap Value
LVIP JPMorgan Small Cap Core
LVIP JPMorgan US Equity
Voya Global High Dividend Low Volatility Portfolio Class S
VY JPMorgan Emerging Markets Equity Portfolio Class I

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2023

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios
	Alger Balanced- Class I-2	Alger Capital Appreciation - Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
ASSETS
Investments in underlying portfolio funds, at fair value	$25,349,916	$43,960,172	$11,096,454	$7,879,784	$5,407,029	$6,875,152	$9,607,239	$24,737,537	$2,715,013
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	25,349,916	43,960,172	11,096,454	7,879,784	5,407,029	6,875,152	9,607,239	24,737,537	2,715,013
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$25,349,916	$43,960,172	$11,096,454	$7,879,784	$5,407,029	$6,875,152	$9,607,239	$24,737,537	$2,715,013

Accumulation period	$25,349,916	$43,960,172	$11,096,454	$7,879,784	$5,406,024	$6,875,152	$9,607,239	$24,737,537	$2,715,013
Annuity period	—	—	—	—	1,005	—	—	—	—

Total Contract Owners’ Equity	$25,349,916	$43,960,172	$11,096,454	$7,879,784	$5,407,029	$6,875,152	$9,607,239	$24,737,537	$2,715,013

Units Outstanding	921,310	854,378	56,450	80,293	43,513	322,162	320,864	558,018	62,957

Shares Owned in each Portfolio	1,339,140	562,007	177,771	467,643	327,104	896,369	788,125	1,324,279	146,283

Fair Value per Share	$18.93	$78.22	$62.42	$16.85	$16.53	$7.67	$12.19	$18.68	$18.56

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2023

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B
ASSETS
Investments in underlying portfolio funds, at fair value	$6,662,702	$4,148	$192,914,566	$343,116	$50,957,321	$20,608	$12,748,145	$36,495
Dividends and other receivables	—	—	—	—	—	—	—	—

Total assets	6,662,702	4,148	192,914,566	343,116	50,957,321	20,608	12,748,145	36,495
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—

Contract owners’ equity	$6,662,702	$4,148	$192,914,566	$343,116	$50,957,321	$20,608	$12,748,145	$36,495

Accumulation period	$6,662,702	$4,148	$192,568,351	$343,116	$50,957,321	$20,608	$12,738,762	$36,495
Annuity period	—	—	346,215	—	—	—	9,383	—

Total Contract Owners’ Equity	$6,662,702	$4,148	$192,914,566	$343,116	$50,957,321	$20,608	$12,748,145	$36,495

Units Outstanding	179,607	102	3,045,708	6,013	1,348,114	441	994,954	2,467

Shares Owned in each Portfolio	148,126	94	5,098,165	9,157	4,163,180	1,685	1,706,579	4,879

Fair Value per Share	$44.98	$44.13	$37.84	$37.47	$12.24	$12.23	$7.47	$7.48

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2023

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II
	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B
ASSETS
Investments in underlying portfolio funds, at fair value	$20,871,895	$658,462	$72,114,478	$178,224	$65,299,979	$57,281,287	$26,141,599	$8,318
Dividends and other receivables	—	—	—	—	—	61,008	—	—

Total assets	20,871,895	658,462	72,114,478	178,224	65,299,979	57,342,295	26,141,599	8,318
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—

Contract owners’ equity	$20,871,895	$658,462	$72,114,478	$178,224	$65,299,979	$57,342,295	$26,141,599	$8,318

Accumulation period	$20,871,895	$658,462	$72,069,680	$178,224	$64,955,764	$57,161,432	$25,957,154	$8,318
Annuity period	—	—	44,798	—	344,215	180,863	184,445	—

Total Contract Owners’ Equity	$20,871,895	$658,462	$72,114,478	$178,224	$65,299,979	$57,342,295	$26,141,599	$8,318

Units Outstanding	553,599	75,015	4,166,157	7,640	4,731,105	16,328,869	1,921,214	342

Shares Owned in each Portfolio	1,997,310	48,308	4,625,688	11,388	2,903,512	57,282,199	4,643,268	1,472

Fair Value per Share	$10.45	$13.63	$15.59	$15.65	$22.49	$1.00	$5.63	$5.65

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2023

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager
ASSETS
Investments in underlying portfolio funds, at fair value	$12,396,450	$45,050,165	$43,460,847	$151,379	$94,619,402	$67,485,010	$18,792,387	$38,502,971	$2,344,856
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	12,396,450	45,050,165	43,460,847	151,379	94,619,402	67,485,010	18,792,387	38,502,971	2,344,856
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$12,396,450	$45,050,165	$43,460,847	$151,379	$94,619,402	$67,485,010	$18,792,387	$38,502,971	$2,344,856

Accumulation period	$12,396,450	$45,029,614	$43,361,565	$151,379	$94,619,402	$67,397,700	$18,792,387	$38,485,590	$2,344,856
Annuity period	—	20,551	99,282	—	—	87,310	—	17,381	—

Total Contract Owners’ Equity	$12,396,450	$45,050,165	$43,460,847	$151,379	$94,619,402	$67,485,010	$18,792,387	$38,502,971	$2,344,856

Units Outstanding	482,512	4,554,147	3,096,480	4,059	2,284,743	426,302	181,431	143,249	42,156

Shares Owned in each Portfolio	820,414	3,288,333	3,135,703	10,922	3,508,317	1,387,724	756,233	413,566	149,927

Fair Value per Share	$15.11	$13.70	$13.86	$13.86	$26.97	$48.63	$24.85	$93.10	$15.64

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2023

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2
ASSETS
Investments in underlying portfolio funds, at fair value	$84,305,511	$2,086,230	$10,819,442	$2,438,226	$6,153,605	$4,091,970	$2,450,401	$1,053,348	$1,679,895
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	84,305,511	2,086,230	10,819,442	2,438,226	6,153,605	4,091,970	2,450,401	1,053,348	1,679,895
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$84,305,511	$2,086,230	$10,819,442	$2,438,226	$6,153,605	$4,091,970	$2,450,401	$1,053,348	$1,679,895

Accumulation period	$84,252,469	$2,086,230	$10,819,442	$2,438,226	$6,139,969	$4,091,970	$2,450,401	$1,053,348	$1,644,304
Annuity period	53,042	—	—	—	13,636	—	—	—	35,591

Total Contract Owners’ Equity	$84,305,511	$2,086,230	$10,819,442	$2,438,226	$6,153,605	$4,091,970	$2,450,401	$1,053,348	$1,679,895

Units Outstanding	135,649	3,781	242,422	80,090	119,337	77,287	129,607	88,058	50,495

Shares Owned in each Portfolio	182,562	4,582	588,653	159,049	228,504	308,362	271,965	101,674	204,119

Fair Value per Share	$461.79	$455.31	$18.38	$15.33	$26.93	$13.27	$9.01	$10.36	$8.23

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2023

	Invesco Variable Insurance Funds
	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II
ASSETS
Investments in underlying portfolio funds, at fair value	$1,431,523	$1,345,041	$505,550	$10,375,390	$15,442,827	$2,246,309	$1,708,599	$1,547,583	$3,788,812
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	1,431,523	1,345,041	505,550	10,375,390	15,442,827	2,246,309	1,708,599	1,547,583	3,788,812
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$1,431,523	$1,345,041	$505,550	$10,375,390	$15,442,827	$2,246,309	$1,708,599	$1,547,583	$3,788,812

Accumulation period	$1,431,523	$1,345,041	$505,550	$10,375,390	$15,442,827	$2,246,309	$1,708,599	$1,547,583	$3,788,812
Annuity period	—	—	—	—	—	—	—	—	—

Total Contract Owners’ Equity	$1,431,523	$1,345,041	$505,550	$10,375,390	$15,442,827	$2,246,309	$1,708,599	$1,547,583	$3,788,812

Units Outstanding	30,578	29,722	27,983	1,001,173	282,525	74,514	105,436	37,637	83,758

Shares Owned in each Portfolio	32,068	24,904	20,856	629,575	435,009	160,680	386,561	59,729	213,214

Fair Value per Share	$44.64	$54.01	$24.24	$16.48	$35.50	$13.98	$4.42	$25.91	$17.77

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2023

	Invesco Variable Insurance Funds	Janus Aspen Series						Lincoln Financial Group
	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	LVIP JPMorgan Core Bond	LVIP JPMorgan MidCap Value
ASSETS
Investments in underlying portfolio funds, at fair value	$6,740,147	$59,012,001	$51,822,861	$8,826,894	$34,788,488	$3,015,269	$30,828,310	$427,001	$4,513,804
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	6,740,147	59,012,001	51,822,861	8,826,894	34,788,488	3,015,269	30,828,310	427,001	4,513,804
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$6,740,147	$59,012,001	$51,822,861	$8,826,894	$34,788,488	$3,015,269	$30,828,310	$427,001	$4,513,804

Accumulation period	$6,740,147	$58,850,405	$51,764,020	$8,826,894	$34,727,840	$3,015,269	$30,780,596	$427,001	$4,513,804
Annuity period	—	161,596	58,841	—	60,648	—	47,714	—	—

Total Contract Owners’ Equity	$6,740,147	$59,012,001	$51,822,861	$8,826,894	$34,788,488	$3,015,269	$30,828,310	$427,001	$4,513,804

Units Outstanding	111,770	552,301	318,388	145,221	404,676	63,079	294,199	30,023	107,766

Shares Owned in each Portfolio	256,279	1,303,269	677,246	186,418	569,370	180,339	682,798	43,241	443,704

Fair Value per Share	$26.30	$45.28	$76.52	$47.35	$61.10	$16.72	$45.15	$9.87	$10.17

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2023

	Lincoln Financial Group		Voya Global Resources Trust	Voya Investors Trust
	LVIP JPMorgan Small Cap Core	LVIP JPMorgan U.S. Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I
ASSETS
Investments in underlying portfolio funds, at fair value	$3,937,137	$1,225,796	$2,383,806	$2,618,054
Dividends and other receivables	—	—	—	—

Total assets	3,937,137	1,225,796	2,383,806	2,618,054
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—

Contract owners’ equity	$3,937,137	$1,225,796	$2,383,806	$2,618,054

Accumulation period	$3,937,137	$1,225,796	$2,383,806	$2,584,717
Annuity period	—	—	—	33,337

Total Contract Owners’ Equity	$3,937,137	$1,225,796	$2,383,806	$2,618,054

Units Outstanding	75,227	22,146	147,531	87,274

Shares Owned in each Portfolio	198,354	32,578	215,729	208,278

Fair Value per Share	$19.85	$37.63	$11.05	$12.57

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2023

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios
	Alger Balanced- Class I-2	Alger Capital Appreciation - Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$346,657	$—	$—	$—	$—	$103,371	$228,505	$187,212	$13,954

EXPENSES
Administrative, mortality and expense risk charges	336,244	542,126	135,000	99,693	68,157	89,820	128,285	328,537	34,136

Net investment income (loss)	10,413	(542,126)	(135,000)	(99,693)	(68,157)	13,551	100,220	(141,325)	(20,182)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of investments	305,369	(1,008,830)	(307,232)	(239,281)	(404,263)	(264,391)	286,036	(134,586)	(51,928)
Capital gain distributions	83,235	—	—	—	—	—	768,690	752,678	81,967

Net realized gain (loss) on investments	388,604	(1,008,830)	(307,232)	(239,281)	(404,263)	(264,391)	1,054,726	618,092	30,039
Change in unrealized appreciation (depreciation) of investments	3,153,190	14,674,459	3,136,697	1,784,827	1,206,741	707,968	(449,213)	3,158,942	379,646

Net realized and unrealized gain on investments	3,541,794	13,665,629	2,829,465	1,545,546	802,478	443,577	605,513	3,777,034	409,685

Net increase in contract owners’ equity resulting from operations	$3,552,207	$13,123,503	$2,694,465	$1,445,853	$734,321	$457,128	$705,733	$3,635,709	$389,503

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2023

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$45,339	$24	$132,348	$—	$448,250	$116	$399,759	$1,013

EXPENSES
Administrative, mortality and expense risk charges	86,270	75	2,401,581	5,646	665,588	338	167,588	635

Net investment income (loss)	(40,931)	(51)	(2,269,233)	(5,646)	(217,338)	(222)	232,171	378

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of investments	112,103	120	3,343,119	3,091	(704,921)	36	34,185	(469)
Capital gain distributions	728,055	530	7,285,920	12,410	2,731,313	1,066	—	—

Net realized gain (loss) on investments	840,158	650	10,629,039	15,501	2,026,392	1,102	34,185	(469)
Change in unrealized appreciation (depreciation) of investments	452,474	190	46,053,933	80,467	8,493,286	3,003	1,647,942	5,225

Net realized and unrealized gain on investments	1,292,632	840	56,682,972	95,968	10,519,678	4,105	1,682,127	4,756

Net increase in contract owners’ equity resulting from operations	$1,251,701	$789	$54,413,739	$90,322	$10,302,340	$3,883	$1,914,298	$5,134

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2023

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II
	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$170,647	$5,082	$1,167,720	$2,241	$2,043,690	$2,786,730	$1,367,342	$409

EXPENSES
Administrative, mortality and expense risk charges	266,965	7,082	953,467	3,113	852,383	826,204	341,823	157

Net investment income (loss)	(96,318)	(2,000)	214,253	(872)	1,191,307	1,960,526	1,025,519	252

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of investments	(906,425)	(7,962)	(482,632)	446	(1,359,139)	—	(549,887)	(170)
Capital gain distributions	112,169	10,895	—	—	—	—	—	—

Net realized gain (loss) on investments	(794,256)	2,933	(482,632)	446	(1,359,139)	—	(549,887)	(170)
Change in unrealized appreciation (depreciation) of investments	4,875,163	72,740	12,265,979	27,773	8,258,750	—	1,929,507	614

Net realized and unrealized gain on investments	4,080,907	75,673	11,783,347	28,219	6,899,611	—	1,379,620	444

Net increase in contract owners’ equity resulting from operations	$3,984,589	$73,673	$11,997,600	$27,347	$8,090,918	$1,960,526	$2,405,139	$696

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2023

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$91,920	$10,762	$488,048	$1,107	$1,202,120	$300,235	$353,606	$44,973	$52,950

EXPENSES
Administrative, mortality and expense risk charges	167,965	576,361	567,614	2,615	1,224,132	806,214	247,201	459,807	30,463

Net investment income (loss)	(76,045)	(565,599)	(79,566)	(1,508)	(22,012)	(505,979)	106,405	(414,834)	22,487

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of investments	322,940	(2,385,084)	(1,382,442)	421	1,720,633	1,536,504	275,871	1,247,774	(21,895)
Capital gain distributions	—	1,486,187	1,638,923	5,416	4,535,912	2,184,264	530,778	1,622,189	24,777

Net realized gain (loss) on investments	322,940	(898,897)	256,481	5,837	6,256,545	3,720,768	806,649	2,869,963	2,882
Change in unrealized appreciation (depreciation) of investments	1,385,144	8,165,314	5,025,166	12,435	12,772,949	13,764,680	722,700	7,870,758	220,102

Net realized and unrealized gain on investments	1,708,084	7,266,417	5,281,647	18,272	19,029,494	17,485,448	1,529,349	10,740,721	222,984

Net increase in contract owners’ equity resulting from operations	$1,632,039	$6,700,818	$5,202,081	$16,764	$19,007,482	$16,979,469	$1,635,754	$10,325,887	$245,471

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2023

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$1,143,657	$24,312	$256,058	$43,835	$54,388	$20,087	$114,506	$25,743	$33,565

EXPENSES
Administrative, mortality and expense risk charges	1,003,071	28,262	135,042	30,962	77,647	51,835	32,907	13,289	21,736

Net investment income (loss)	140,586	(3,950)	121,016	12,873	(23,259)	(31,748)	81,599	12,454	11,829

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of investments	4,171,219	117,002	(64,617)	(68,260)	48,976	(203,718)	(108,185)	(90,558)	1,703
Capital gain distributions	718,036	18,281	557,246	201,760	624,200	217,761	—	—	1,218

Net realized gain (loss) on investments	4,889,255	135,283	492,629	133,500	673,176	14,043	(108,185)	(90,558)	2,921
Change in unrealized appreciation (depreciation) of investments	11,722,577	286,050	1,167,559	120,193	(45,648)	436,042	192,220	112,035	158,090

Net realized and unrealized gain on investments	16,611,832	421,333	1,660,188	253,693	627,528	450,085	84,035	21,477	161,011

Net increase in contract owners’ equity resulting from operations	$16,752,418	$417,383	$1,781,204	$266,566	$604,269	$418,337	$165,634	$33,931	$172,840

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2023

	Invesco Variable Insurance Funds
	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$—	$—	$11,168	$197,784	$—	$32,796	$—	$—	$17,592

EXPENSES
Administrative, mortality and expense risk charges	18,079	17,032	7,590	140,903	186,050	30,808	23,743	20,859	47,581

Net investment income (loss)	(18,079)	(17,032)	3,578	56,881	(186,050)	1,988	(23,743)	(20,859)	(29,989)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of investments	(73,090)	(77,992)	(20,974)	(569,270)	(144,636)	(145,531)	(84,567)	(8,473)	(156,374)
Capital gain distributions	—	—	45,993	517,956	1,681,035	—	—	—	251,175

Net realized gain (loss) on investments	(73,090)	(77,992)	25,019	(51,314)	1,536,399	(145,531)	(84,567)	(8,473)	94,801
Change in unrealized appreciation (depreciation) of investments	475,876	227,567	16,564	865,236	2,574,623	305,708	233,273	52,748	618,963

Net realized and unrealized gain on investments	402,786	149,575	41,583	813,922	4,111,022	160,177	148,706	44,275	713,764

Net increase in contract owners’ equity resulting from operations	$384,707	$132,543	$45,161	$870,803	$3,924,972	$162,165	$124,963	$23,416	$683,775

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2023

	Invesco Variable Insurance Funds	Janus Aspen Series						Lincoln Financial Group
	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	LVIP JPMorgan Core Bond	LVIP JPMorgan MidCap Value
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$59,347	$1,206,699	$78,749	$15,254	$301,212	$27,040	$39,435	$15,309	$137,001

EXPENSES
Administrative, mortality and expense risk charges	84,975	754,423	658,309	110,190	427,143	37,364	362,540	6,068	57,115

Net investment income (loss)	(25,628)	452,276	(579,560)	(94,936)	(125,931)	(10,324)	(323,105)	9,241	79,886

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of investments	54,696	2,454,974	1,169,252	(160,926)	1,846,477	5,388	394,329	(1,851)	(26,710)
Capital gain distributions	—	—	3,465,071	—	921,510	79,581	—	—	382,048

Net realized gain (loss) on investments	54,696	2,454,974	4,634,323	(160,926)	2,767,987	84,969	394,329	(1,851)	355,338
Change in unrealized appreciation (depreciation) of investments	937,645	4,632,095	3,714,635	2,735,823	4,637,346	193,838	9,321,015	10,546	(39,418)

Net realized and unrealized gain on investments	992,341	7,087,069	8,348,958	2,574,897	7,405,333	278,807	9,715,344	8,695	315,920

Net increase in contract owners’ equity resulting from operations	$966,713	$7,539,345	$7,769,398	$2,479,961	$7,279,402	$268,483	$9,392,239	$17,936	$395,806

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2023

	Lincoln Financial Group		Voya Global Resources Trust	Voya Investors Trust
	LVIP JPMorgan Small Cap Core	LVIP JPMorgan U.S. Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
REVENUE
Dividend income	$50,601	$18,133	$63,348	$53,332

EXPENSES
Administrative, mortality and expense risk charges	48,801	15,184	30,561	35,865

Net investment income (loss)	1,800	2,949	32,787	17,467

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of investments	(42,615)	22,659	22,782	(185,409)
Capital gain distributions	32,593	54,380	79,329	—

Net realized gain (loss) on investments	(10,022)	77,039	102,111	(185,409)
Change in unrealized appreciation (depreciation) of investments	419,755	175,881	(19,115)	316,096

Net realized and unrealized gain on investments	409,733	252,920	82,996	130,687

Net increase in contract owners’ equity resulting from operations	$411,533	$255,869	$115,783	$148,154

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios
	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$10,413	$(542,126)	$(135,000)	$(99,693)	$(68,157)	$13,551	$100,220	$(141,325)	$(20,182)
Net realized gain (loss) on investments	388,604	(1,008,830)	(307,232)	(239,281)	(404,263)	(264,391)	1,054,726	618,092	30,039
Change in unrealized appreciation (depreciation) of investments	3,153,190	14,674,459	3,136,697	1,784,827	1,206,741	707,968	(449,213)	3,158,942	379,646

Net increase in contract owners’ equity resulting from operations	3,552,207	13,123,503	2,694,465	1,445,853	734,321	457,128	705,733	3,635,709	389,503

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	2,400	48,012	45,926	51,208	67,373	67,046	—	60,519
Net transfer (to) from affiliate and subaccounts	(240,760)	948,355	403,618	2,229	(37,958)	(43,313)	(220,605)	(395,167)	(14,277)
Payments for redemptions	(1,296,611)	(2,665,014)	(844,155)	(508,260)	(413,214)	(506,411)	(885,317)	(1,566,643)	(182,672)
Guaranteed retirement income benefit, maintenance fees, and other fees	(55,952)	(91,672)	—	—	—	—	—	(55,590)	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(1,593,323)	(1,805,931)	(392,525)	(460,105)	(399,964)	(482,351)	(1,038,876)	(2,017,400)	(136,430)

Total increase (decrease) in contract owners’ equity	1,958,884	11,317,572	2,301,940	985,748	334,357	(25,223)	(333,143)	1,618,309	253,073

CONTRACT OWNERS’ EQUITY
Beginning of period	23,391,032	32,642,600	8,794,514	6,894,036	5,072,672	6,900,375	9,940,382	23,119,228	2,461,940

End of period	$25,349,916	$43,960,172	$11,096,454	$7,879,784	$5,407,029	$6,875,152	$9,607,239	$24,737,537	$2,715,013

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$(40,931)	$(51)	$(2,269,233)	$(5,646)	$(217,338)	$(222)	$232,171	$378
Net realized gain (loss) on investments	840,158	650	10,629,039	15,501	2,026,392	1,102	34,185	(469)
Change in unrealized appreciation (depreciation) of investments	452,474	190	46,053,933	80,467	8,493,286	3,003	1,647,942	5,225

Net increase in contract owners’ equity resulting from operations	1,251,701	789	54,413,739	90,322	10,302,340	3,883	1,914,298	5,134

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	4,063	—	115,146	—	34,714	—	21,406	—
Net transfer (to) from affiliate and subaccounts	128,797	—	(2,099,894)	—	(928,381)	—	127,181	—
Payments for redemptions	(498,531)	(740)	(13,110,642)	(1,478)	(3,473,846)	(441)	(646,338)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	(9,514)	—	(249,893)	—	(97,688)	—	(25,126)	—
Annuity payout reserve adjustment	—	—	(19,442)	—	(171)	—	669	—

Net increase (decrease) from contract owners’ equity transactions	(375,185)	(740)	(15,364,725)	(1,478)	(4,465,372)	(441)	(522,208)	—

Total increase (decrease) in contract owners’ equity	876,516	49	39,049,014	88,844	5,836,968	3,442	1,392,090	5,134

CONTRACT OWNERS’ EQUITY
Beginning of period	5,786,186	4,099	153,865,552	254,272	45,120,353	17,166	11,356,055	31,361

End of period	$6,662,702	$4,148	$192,914,566	$343,116	$50,957,321	$20,608	$12,748,145	$36,495

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II
	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$(96,318)	$(2,000)	$214,253	$(872)	$1,191,307	$1,960,526	$1,025,519	$252
Net realized gain (loss) on investments	(794,256)	2,933	(482,632)	446	(1,359,139)	—	(549,887)	(170)
Change in unrealized appreciation (depreciation) of investments	4,875,163	72,740	12,265,979	27,773	8,258,750	—	1,929,507	614

Net increase in contract owners’ equity resulting from operations	3,984,589	73,673	11,997,600	27,347	8,090,918	1,960,526	2,405,139	696

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	500	—	54,822	—	45,275	307,461	72,369	—
Net transfer (to) from affiliate and subaccounts	7,846	92,761	(1,101,628)	26	162,403	(4,791,209)	205,760	1
Payments for redemptions	(1,023,824)	(9,483)	(4,565,133)	(786)	(7,499,629)	(8,737,087)	(2,337,981)	(458)
Guaranteed retirement income benefit, maintenance fees, and other fees	(44,316)	—	(140,368)	—	(23,018)	(68,214)	(20,391)	—
Annuity payout reserve adjustment	—	—	1,882	—	(4,474)	(17,674)	9,002	—

Net increase (decrease) from contract owners’ equity transactions	(1,059,794)	83,278	(5,750,425)	(760)	(7,319,443)	(13,306,723)	(2,071,241)	(457)

Total increase (decrease) in contract owners’ equity	2,924,795	156,951	6,247,175	26,587	771,475	(11,346,197)	333,898	239

CONTRACT OWNERS’ EQUITY
Beginning of period	17,947,100	501,511	65,867,303	151,637	64,528,504	68,688,492	25,807,701	8,079

End of period	$20,871,895	$658,462	$72,114,478	$178,224	$65,299,979	$57,342,295	$26,141,599	$8,318

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$(76,045)	$(565,599)	$(79,566)	$(1,508)	$(22,012)	$(505,979)	$106,405	$(414,834)	$22,487
Net realized gain (loss) on investments	322,940	(898,897)	256,481	5,837	6,256,545	3,720,768	806,649	2,869,963	2,882
Change in unrealized appreciation (depreciation) of investments	1,385,144	8,165,314	5,025,166	12,435	12,772,949	13,764,680	722,700	7,870,758	220,102

Net increase in contract owners’ equity resulting from operations	1,632,039	6,700,818	5,202,081	16,764	19,007,482	16,979,469	1,635,754	10,325,887	245,471

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	50	80,441	111,319	—	—	483,878	114,159	396,463	29,766
Net transfer (to) from affiliate and subaccounts	188,123	(391,266)	(1,034,017)	—	(597,019)	(389,943)	(92,505)	460,350	8,971
Payments for redemptions	(751,387)	(2,372,935)	(2,803,630)	—	(4,224,363)	(4,986,164)	(1,924,376)	(3,763,457)	(162,961)
Guaranteed retirement income benefit, maintenance fees, and other fees	(28,576)	(65,288)	(65,118)	(1)	(213,355)	—	—	—	—
Annuity payout reserve adjustment	—	238	1,479	—	—	3,993	(171)	884	—

Net increase (decrease) from contract owners’ equity transactions	(591,790)	(2,748,810)	(3,789,967)	(1)	(5,034,737)	(4,888,236)	(1,902,893)	(2,905,760)	(124,224)

Total increase (decrease) in contract owners’ equity	1,040,249	3,952,008	1,412,114	16,763	13,972,745	12,091,233	(267,139)	7,420,127	121,247

CONTRACT OWNERS’ EQUITY
Beginning of period	11,356,201	41,098,157	42,048,733	134,616	80,646,657	55,393,777	19,059,526	31,082,844	2,223,609

End of period	$12,396,450	$45,050,165	$43,460,847	$151,379	$94,619,402	$67,485,010	$18,792,387	$38,502,971	$2,344,856

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$140,586	$(3,950)	$121,016	$12,873	$(23,259)	$(31,748)	$81,599	$12,454	$11,829
Net realized gain (loss) on investments	4,889,255	135,283	492,629	133,500	673,176	14,043	(108,185)	(90,558)	2,921
Change in unrealized appreciation (depreciation) of investments	11,722,577	286,050	1,167,559	120,193	(45,648)	436,042	192,220	112,035	158,090

Net increase in contract owners’ equity resulting from operations	16,752,418	417,383	1,781,204	266,566	604,269	418,337	165,634	33,931	172,840

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	468,699	4,665	99,903	37,087	63,490	45,862	29,330	17,908	57,838
Net transfer (to) from affiliate and subaccounts	7,105,226	(8,900)	(162,183)	(31,645)	160,203	123,147	(5,072)	153,117	(28,799)
Payments for redemptions	(6,593,960)	(122,754)	(793,847)	(125,698)	(491,405)	(353,987)	(322,605)	(400,818)	(100,032)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	1,641	—	—	—	1,057	—	—	—	556

Net increase (decrease) from contract owners’ equity transactions	981,606	(126,989)	(856,127)	(120,256)	(266,655)	(184,978)	(298,347)	(229,793)	(70,437)

Total increase (decrease) in contract owners’ equity	17,734,024	290,394	925,077	146,310	337,614	233,359	(132,713)	(195,862)	102,403

CONTRACT OWNERS’ EQUITY
Beginning of period	66,571,487	1,795,836	9,894,365	2,291,916	5,815,991	3,858,611	2,583,114	1,249,210	1,577,492

End of period	$84,305,511	$2,086,230	$10,819,442	$2,438,226	$6,153,605	$4,091,970	$2,450,401	$1,053,348	$1,679,895

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Invesco Variable Insurance Funds
	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$(18,079)	$(17,032)	$3,578	$56,881	$(186,050)	$1,988	$(23,743)	$(20,859)	$(29,989)
Net realized gain (loss) on investments	(73,090)	(77,992)	25,019	(51,314)	1,536,399	(145,531)	(84,567)	(8,473)	94,801
Change in unrealized appreciation (depreciation) of investments	475,876	227,567	16,564	865,236	2,574,623	305,708	233,273	52,748	618,963

Net increase in contract owners’ equity resulting from operations	384,707	132,543	45,161	870,803	3,924,972	162,165	124,963	23,416	683,775

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	13,344	5,666	2,443	8,160	227,296	72,345	25,455	4,979	12,911
Net transfer (to) from affiliate and subaccounts	(98,196)	29,209	(10,219)	(361,461)	188,038	(68,319)	(137,926)	23,210	(10,331)
Payments for redemptions	(75,129)	(41,823)	(278,766)	(1,322,405)	(1,182,002)	(363,258)	(195,428)	(168,780)	(203,420)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(159,981)	(6,948)	(286,542)	(1,675,706)	(766,668)	(359,232)	(307,899)	(140,591)	(200,840)

Total increase (decrease) in contract owners’ equity	224,726	125,595	(241,381)	(804,903)	3,158,304	(197,067)	(182,936)	(117,175)	482,935

CONTRACT OWNERS’ EQUITY
Beginning of period	1,206,797	1,219,446	746,931	11,180,293	12,284,523	2,443,376	1,891,535	1,664,758	3,305,877

End of period	$1,431,523	$1,345,041	$505,550	$10,375,390	$15,442,827	$2,246,309	$1,708,599	$1,547,583	$3,788,812

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Invesco Variable Insurance Funds	Janus Aspen Series						Lincoln Financial Group
	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	LVIP JPMorgan Core Bond	LVIP JPMorgan MidCap Value
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$(25,628)	$452,276	$(579,560)	$(94,936)	$(125,931)	$(10,324)	$(323,105)	$9,241	$79,886
Net realized gain (loss) on investments	54,696	2,454,974	4,634,323	(160,926)	2,767,987	84,969	394,329	(1,851)	355,338
Change in unrealized appreciation (depreciation) of investments	937,645	4,632,095	3,714,635	2,735,823	4,637,346	193,838	9,321,015	10,546	(39,418)

Net increase in contract owners’ equity resulting from operations	966,713	7,539,345	7,769,398	2,479,961	7,279,402	268,483	9,392,239	17,936	395,806

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	86,152	540,994	290,776	—	372,861	35,187	126,076	5,200	15,912
Net transfer (to) from affiliate and subaccounts	(232,947)	99,334	(152,306)	719,432	23,896	46,716	(197,627)	(17)	(18,496)
Payments for redemptions	(371,205)	(5,439,888)	(4,990,169)	(781,305)	(3,022,695)	(102,497)	(2,211,950)	(9,925)	(304,204)
Guaranteed retirement income benefit, maintenance fess, and other fees	—	—	—	(18,027)	—	—	—	—	—
Annuity payout reserve adjustment	—	6,682	1,463	—	1,466	—	1,265	—	—

Net increase (decrease) from contract owners’ equity transactions	(518,000)	(4,792,878)	(4,850,236)	(79,900)	(2,624,472)	(20,594)	(2,282,236)	(4,742)	(306,788)

Total increase (decrease) in contract owners’ equity	448,713	2,746,467	2,919,162	2,400,061	4,654,930	247,889	7,110,003	13,194	89,018

CONTRACT OWNERS’ EQUITY
Beginning of period	6,291,434	56,265,534	48,903,699	6,426,833	30,133,558	2,767,380	23,718,307	413,807	4,424,786

End of period	$6,740,147	$59,012,001	$51,822,861	$8,826,894	$34,788,488	$3,015,269	$30,828,310	$427,001	$4,513,804

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2023

	Lincoln Financial Group		Voya Global Resources Trust	Voya Investors Trust
	LVIP JPMorgan Small Cap Core	LVIP JPMorgan U.S. Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023
OPERATIONS
Net investment income (loss)	$1,800	$2,949	$32,787	$17,467
Net realized gain (loss) on investments	(10,022)	77,039	102,111	(185,409)
Change in unrealized appreciation (depreciation) of investments	419,755	175,881	(19,115)	316,096

Net increase in contract owners’ equity resulting from operations	411,533	255,869	115,783	148,154

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	47,185	31,201	25,921	15,542
Net transfer (to) from affiliate and subaccounts	198,680	19,336	(38,801)	(10,012)
Payments for redemptions	(365,122)	(111,161)	(107,756)	(376,720)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—
Annuity payout reserve adjustment	—	—	—	771

Net increase (decrease) from contract owners’ equity transactions	(119,257)	(60,624)	(120,636)	(370,419)

Total increase (decrease) in contract owners’ equity	292,276	195,245	(4,853)	(222,265)

CONTRACT OWNERS’ EQUITY
Beginning of period	3,644,861	1,030,551	2,388,659	2,840,319

End of period	$3,937,137	$1,225,796	$2,383,806	$2,618,054

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios
	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(66,063)	$(587,108)	$(145,682)	$(111,293)	$(80,518)	$28,912	$75,574	$(168,340)	$(24,303)
Net realized gain (loss) on investments	1,512,412	3,314,536	568,996	(207,188)	951,675	1,797,462	1,278,306	5,823,627	657,051
Change in unrealized depreciation of investments	(4,944,093)	(24,459,411)	(6,584,975)	(4,000,217)	(4,273,457)	(3,067,114)	(1,440,159)	(10,242,274)	(1,124,988)

Net decrease in contract owners’ equity resulting from operations	(3,497,744)	(21,731,983)	(6,161,661)	(4,318,698)	(3,402,300)	(1,240,740)	(86,279)	(4,586,987)	(492,240)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	2,400	86,725	188,371	51,220	40,732	138,551	—	41,571
Net transfer (to) from affiliate and subaccounts	332,525	(4,576,787)	(337,051)	25,305	(38,118)	123,782	16,191	(348,249)	(142,162)
Payments for redemptions	(1,266,316)	(2,228,995)	(736,711)	(922,254)	(445,898)	(1,669,471)	(798,450)	(2,170,057)	(302,028)
Guaranteed retirement income benefit, maintenance fees, and other fees	(59,246)	(95,615)	—	—	—	—	—	(60,690)	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(993,037)	(6,898,997)	(987,037)	(708,578)	(432,796)	(1,504,957)	(643,708)	(2,578,996)	(402,619)

Total increase (decrease) in contract owners’ equity	(4,490,781)	(28,630,980)	(7,148,698)	(5,027,276)	(3,835,096)	(2,745,697)	(729,987)	(7,165,983)	(894,859)

CONTRACT OWNERS’ EQUITY
Beginning of period	27,881,813	61,273,580	15,943,212	11,921,312	8,907,768	9,646,072	10,670,369	30,285,211	3,356,799

End of period	$23,391,032	$32,642,600	$8,794,514	$6,894,036	$5,072,672	$6,900,375	$9,940,382	$23,119,228	$2,461,940

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I
	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(57,433)	$(66)	$(2,326,694)	$(5,679)	$(293,842)	$(243)	$225,094	$343
Net realized gain (loss) on investments	613,669	356	33,361,028	54,464	6,828,287	2,590	(284,198)	(496)
Change in unrealized depreciation of investments	(2,536,853)	(1,614)	(106,761,715)	(177,115)	(16,176,973)	(5,922)	(1,986,109)	(5,435)

Net decrease in contract owners’ equity resulting from operations	(1,980,617)	(1,324)	(75,727,381)	(128,330)	(9,642,528)	(3,575)	(2,045,213)	(5,588)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,711	—	443,273	—	23,569	—	45,080	—
Net transfer (to) from affiliate and subaccounts	1,133,069	—	(1,939,072)	230	842,859	—	117,577	—
Payments for redemptions	(981,895)	—	(12,054,127)	(14,865)	(4,747,112)	—	(717,660)	(1)
Guaranteed retirement income benefit, maintenance fees, and other fees	(9,886)	—	(255,774)	—	(102,624)	—	(24,889)	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	144,999	—	(13,805,700)	(14,635)	(3,983,308)	—	(579,892)	(1)

Total increase (decrease) in contract owners’ equity	(1,835,618)	(1,324)	(89,533,081)	(142,965)	(13,625,836)	(3,575)	(2,625,105)	(5,589)

CONTRACT OWNERS’ EQUITY
Beginning of period	7,621,804	5,423	243,398,633	397,237	58,746,189	20,741	13,981,160	36,950

End of period	$5,786,186	$4,099	$153,865,552	$254,272	$45,120,353	$17,166	$11,356,055	$31,361

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II
	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(173,680)	$(2,336)	$304,501	$(693)	$1,172,192	$(120,772)	$1,138,257	$246
Net realized gain (loss) on investments	2,642,152	(67,665)	1,629,913	2,705	5,896,138	(1)	(915,054)	(36)
Change in unrealized depreciation of investments	(8,928,350)	(35,394)	(15,881,425)	(33,667)	(20,431,263)	—	(3,493,241)	(1,218)

Net decrease in contract owners’ equity resulting from operations	(6,459,878)	(105,395)	(13,947,011)	(31,655)	(13,362,933)	(120,773)	(3,270,038)	(1,008)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	450	—	20,219	—	322,254	457,963	106,749	—
Net transfer (to) from affiliate and subaccounts	(765,407)	412,857	(789,800)	(47)	(516,325)	9,994,906	(1,088,524)	—
Payments for redemptions	(940,694)	(44,017)	(4,446,052)	(1)	(7,115,429)	(10,821,125)	(3,381,272)	(1)
Guaranteed retirement income benefit, maintenance fees, and other fees	(47,611)	—	(149,184)	—	(25,459)	(79,103)	(23,047)	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(1,753,262)	368,840	(5,364,817)	(48)	(7,334,959)	(447,359)	(4,386,094)	(1)

Total increase (decrease) in contract owners’ equity	(8,213,140)	263,445	(19,311,828)	(31,703)	(20,697,892)	(568,132)	(7,656,132)	(1,009)

CONTRACT OWNERS’ EQUITY
Beginning of period	26,160,240	238,066	85,179,131	183,340	85,226,396	69,256,624	33,463,833	9,088

End of period	$17,947,100	$501,511	$65,867,303	$151,637	$64,528,504	$68,688,492	$25,807,701	$8,079

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds
	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(43,931)	$(646,952)	$(239,466)	$(2,028)	$(121,763)	$(526,318)	$111,373	$(241,516)	$17,742
Net realized gain (loss) on investments	772,723	4,402,297	(631,941)	2,645	6,626,557	4,514,913	706,543	6,950,009	150,653
Change in unrealized depreciation of investments	(6,219,830)	(21,451,985)	(8,338,558)	(29,575)	(26,588,203)	(26,503,116)	(2,119,772)	(18,965,266)	(604,690)

Net decrease in contract owners’ equity resulting from operations	(5,491,038)	(17,696,640)	(9,209,965)	(28,958)	(20,083,409)	(22,514,521)	(1,301,856)	(12,256,773)	(436,295)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	450	119,951	195,350	—	—	687,450	238,180	250,164	4,681
Net transfer (to) from affiliate and subaccounts	(789,159)	(353,015)	(518,564)	—	2,181,207	(1,390,496)	321,123	(6,830,821)	15,376
Payments for redemptions	(1,031,436)	(2,835,978)	(3,474,538)	—	(4,652,184)	(5,662,422)	(1,039,655)	(3,582,116)	(126,090)
Guaranteed retirement income benefit, maintenance fees, and other fees	(32,107)	(73,396)	(73,860)	—	(211,929)	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(1,852,252)	(3,142,438)	(3,871,612)	—	(2,682,906)	(6,365,468)	(480,352)	(10,162,773)	(106,033)

Total increase (decrease) in contract owners’ equity	(7,343,290)	(20,839,078)	(13,081,577)	(28,958)	(22,766,315)	(28,879,989)	(1,782,208)	(22,419,546)	(542,328)

CONTRACT OWNERS’ EQUITY
Beginning of period	18,699,491	61,937,235	55,130,310	163,574	103,412,972	84,273,766	20,841,734	53,502,390	2,765,937

End of period	$11,356,201	$41,098,157	$42,048,733	$134,616	$80,646,657	$55,393,777	$19,059,526	$31,082,844	$2,223,609

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$84,997	$(5,445)	$8,134	$14,053	$(29,965)	$(15,922)	$84,290	$10,092	$22,812
Net realized gain (loss) on investments	12,123,759	140,513	800,680	160,069	876,554	598,779	(87,951)	(89,995)	207,876
Change in unrealized depreciation of investments	(30,165,158)	(598,827)	(1,479,179)	(452,493)	(1,662,549)	(1,134,280)	(392,369)	(46,120)	(754,546)

Net decrease in contract owners’ equity resulting from operations	(17,956,402)	(463,759)	(670,365)	(278,371)	(815,960)	(551,423)	(396,030)	(126,023)	(523,858)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	328,670	4,697	118,797	37,717	40,772	53,794	31,377	18,756	89,738
Net transfer (to) from affiliate and subaccounts	541,119	(18,626)	(293,029)	(156,839)	11,237	(77,309)	(225,316)	213,864	(138,660)
Payments for redemptions	(5,643,318)	(131,178)	(682,201)	(620,113)	(387,134)	(516,923)	(241,589)	(343,511)	(216,519)
Guaranteed retirement income benefit, countenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(4,773,529)	(145,107)	(856,433)	(739,235)	(335,125)	(540,438)	(435,528)	(110,891)	(265,441)

Total increase (decrease) in contract owners’ equity	(22,729,931)	(608,866)	(1,526,798)	(1,017,606)	(1,151,085)	(1,091,861)	(831,558)	(236,914)	(789,299)

CONTRACT OWNERS’ EQUITY
Beginning of period	89,301,418	2,404,702	11,421,163	3,309,522	6,967,076	4,950,472	3,414,672	1,486,124	2,366,791

End of period	$66,571,487	$1,795,836	$9,894,365	$2,291,916	$5,815,991	$3,858,611	$2,583,114	$1,249,210	$1,577,492

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Invesco Variable Insurance Funds
	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(19,503)	$(18,155)	$5,873	$46,143	$(191,374)	$44,695	$(27,524)	$(21,969)	$(8,744)
Net realized gain (loss) on investments	514,305	389,863	113,963	1,348,627	2,426,083	(58,319)	(73,134)	241,818	1,374,861
Change in unrealized depreciation of investments	(1,094,392)	(971,154)	(122,714)	(2,224,181)	(8,789,388)	(887,802)	(207,530)	(520,452)	(2,318,388)

Net decrease in contract owners’ equity resulting from operations	(599,590)	(599,446)	(2,878)	(829,411)	(6,554,679)	(901,426)	(308,188)	(300,603)	(952,271)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	15,160	9,769	6,376	7,081	110,710	26,478	30,543	6,284	15,984
Net transfer (to) from affiliate and subaccounts	(18,467)	19,911	212,667	3,249,651	(456,923)	107,282	(135,579)	57,982	8,448
Payments for redemptions	(113,233)	(92,960)	(181,451)	(440,360)	(1,133,643)	(315,616)	(162,844)	(162,001)	(238,427)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(116,540)	(63,280)	37,592	2,816,372	(1,479,856)	(181,856)	(267,880)	(97,735)	(213,995)

Total increase (decrease) in contract owners’ equity	(716,130)	(662,726)	34,714	1,986,961	(8,034,535)	(1,083,282)	(576,068)	(398,338)	(1,166,266)

CONTRACT OWNERS’ EQUITY
Beginning of period	1,922,927	1,882,172	712,217	9,193,332	20,319,058	3,526,658	2,467,603	2,063,096	4,472,143

End of period	$1,206,797	$1,219,446	$746,931	$11,180,293	$12,284,523	$2,443,376	$1,891,535	$1,664,758	$3,305,877

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Invesco Variable Insurance Funds	Janus Aspen Series						JPMorgan Insurance Trust
	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	JPMorgan Insurance Trust Core Bond (a)	JPMorgan Insurance Trust MidCap Value (a)
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(72,988)	$(59,516)	$(584,038)	$(101,684)	$(95,682)	$(5,263)	$(322,613)	$2,221	$(17,255)
Net realized gain (loss) on investments	935,414	5,137,900	11,497,667	1,191,864	5,881,586	264,875	5,610,304	864	720,648
Change in unrealized depreciation of investments	(2,231,386)	(17,866,336)	(21,645,140)	(5,224,554)	(14,142,238)	(479,984)	(16,518,342)	(70,147)	(1,200,199)

Net decrease in contract owners’ equity resulting from operations	(1,368,960)	(12,787,952)	(10,731,511)	(4,134,374)	(8,356,334)	(220,372)	(11,230,651)	(67,062)	(496,806)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	82,297	980,542	320,324	—	403,363	36,992	117,734	4,800	29,909
Net transfer (to) from affiliate and subaccounts	(168,243)	290,586	(437,930)	(1,896,683)	(415,838)	(102,513)	(35,633)	(62)	(70,695)
Payments for redemptions	(422,579)	(6,530,646)	(4,354,159)	(256,916)	(3,044,417)	(160,917)	(2,418,030)	(10,307)	(500,725)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	(17,839)	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(508,525)	(5,259,518)	(4,471,765)	(2,171,438)	(3,056,892)	(226,438)	(2,335,929)	(5,569)	(541,511)

Total increase (decrease) in contract owners’ equity	(1,877,485)	(18,047,470)	(15,203,276)	(6,305,812)	(11,413,226)	(446,810)	(13,566,580)	(72,631)	(1,038,317)

CONTRACT OWNERS’ EQUITY
Beginning of period	8,168,919	74,313,004	64,106,975	12,732,645	41,546,784	3,214,190	37,284,887	486,438	5,463,103

End of period	$6,291,434	$56,265,534	$48,903,699	$6,426,833	$30,133,558	$2,767,380	$23,718,307	$413,807	$4,424,786

(a)	Effective May 1, 2023, JPMorgan Funds were acquired by LVIP JPMorgan Funds managed by Lincoln Financial Group.

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	JPMorgan Insurance Trust		Voya Global Resources Trust	Voya Investors Trust
	JPMorgan Insurance Trust Small Cap Core (a)	JPMorgan Insurance Trust US Equity Portfolio (a)	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I
	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(34,759)	$(8,976)	$29,088	$(42,021)
Net realized gain (loss) on investments	847,925	180,103	125,482	759,109
Change in unrealized depreciation of investments	(1,779,077)	(422,164)	(336,879)	(1,849,307)

Net decrease in contract owners’ equity resulting from operations	(965,911)	(251,037)	(182,309)	(1,132,219)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	53,132	6,304	28,206	12,348
Net transfer (to) from affiliate and subaccounts	104,517	62,645	(51,865)	(17,062)
Payments for redemptions	(361,930)	(73,996)	(185,716)	(266,593)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(204,281)	(5,047)	(209,375)	(271,307)

Total increase (decrease) in contract owners’ equity	(1,170,192)	(256,084)	(391,684)	(1,403,526)

CONTRACT OWNERS’ EQUITY
Beginning of period	4,815,053	1,286,635	2,780,343	4,243,845

End of period	$3,644,861	$1,030,551	$2,388,659	$2,840,319

(a)	Effective May 1, 2023, JPMorgan Funds were acquired by LVIP JPMorgan Funds managed by Lincoln Financial Group.

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization

ZALICO Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”) a Delaware Corporation, which in turn is a wholly owned indirect subsidiary of its ultimate parent company Zurich Insurance Group Ltd ( “ZIG”), of Zurich, Switzerland.

Prior to June 20, 2022, ZALICO was a wholly owned subsidiary of Zurich American Company, LLC (“ZAC”). On June 20, 2022, ZAC merged into ZHCA, with ZHCA as the surviving entity. The merger had no impact on ZALICO or its operations.

ZALICO has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account follows the accounting guidance in Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.”

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Zurich Advantage III periodic and flexible payment variable annuity contracts (“Zurich Advantage III”), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Zurich Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Zurich ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of seventy-eight subaccounts which are currently open with various subaccount options available to contract owners depending upon their respective Contracts as of December 31, 2023. As of December 31, 2023, assets were invested in sixty-five of the subaccount options. Subaccounts with no investment activity are not shown on the financial statements.

The Zurich Advantage III contracts have forty-eight subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the Lincoln Financial Group, the Voya Global Resources Trust and the Voya Investors Trust, all of which are open-end management investment companies.

The Zurich Passport contracts have eight subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche DWS Variable Series II, an open-end management investment company.

The Scudder Destinations contracts have nineteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, the Invesco Variable Insurance Funds, and the Janus Aspen Series, all of which are open-end management investment companies.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

The Farmers Variable Annuity I contracts have nineteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, the Invesco Variable Insurance Funds, and the Janus Aspen Series, all of which are open-end management investment companies.

The Zurich Preferred and Zurich Preferred Plus contracts have forty-four subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, and the Lincoln Financial Group, all of which are open-end management investment companies.

The Zurich ZS4 contracts have sixteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Archway contracts have forty-three subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, and the Lincoln Financial Group, all of which are open-end management investment companies.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

As of December 31, 2023, the Separate Account was comprised of seventy-eight total subaccounts which are currently open. The following is a list of subaccounts in alphabetical order (which may or may not match the order of such subaccounts on the face of the financial statements):

Alger Balanced-Class I-2

Alger Capital Appreciation-Class I-2

Alger Capital Appreciation-Class S (a)

Alger Large Cap Growth-Class I-2

Alger Mid Cap Growth-Class I-2

Alger Small Cap Growth-Class I-2

American Century VP Disciplined Core Value

American Century VP Disciplined Core Value II (a)

American Century VP Value

American Century VP Value II (a)

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares

DWS Capital Growth VIP A

DWS Capital Growth VIP B

DWS Core Equity VIP A

DWS Core Equity VIP B

DWS CROCI® International VIP A

DWS CROCI® International VIP B

DWS CROCI® U.S. VIP A

DWS CROCI® U.S. VIP B

DWS Equity 500 Index VIP A

DWS Equity 500 Index VIP B2 (a)

DWS Global Income Builder VIP A

DWS Global Small Cap VIP A

DWS Global Small Cap VIP B (a)

DWS Government Money Market VIP A

DWS High Income VIP A

DWS High Income VIP B

DWS International Growth VIP A

DWS International Growth VIP B (a)

DWS Small Cap Index VIP A

DWS Small Mid Cap Growth VIP A

DWS Small Mid Cap Value VIP A

DWS Small Mid Cap Value VIP B

Fidelity VIP Contrafund

Fidelity VIP Contrafund - Service II (a)

Fidelity VIP Equity Income

Fidelity VIP Equity Income - Service II (a)

Fidelity VIP Growth

Fidelity VIP Growth - Service II (a)

Fidelity VIP II Asset Manager

Fidelity VIP Index 500

Fidelity VIP II Index 500 - Service Class 2

FTVIP Franklin Mutual Global Discovery Fund CL 2

FTVIP Franklin Mutual Shares Fund CL 2

FTVIP Franklin Rising Dividends Fund CL 2

FTVIP Franklin Small Cap Value Fund CL 2

FTVIP Franklin Strategic Income Fund CL 2

FTVIP Franklin U.S. Government Fund CL 2

FTVIP Templeton Developing Markets Fund CL 2

Invesco V.I. Capital Appreciation Fund Series II

Invesco V.I. Discovery Mid Cap Growth Fund Series II

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Global Fund Series II

Invesco V.I. Global Real Estate Fund Series I

Invesco V.I. Global Strategic Income Fund Series II

Invesco V.I. Health Care Series I

Invesco V.I. Main Street Fund Series II

Invesco V.I. Main Street Small Cap Fund Series II

Janus Henderson Balanced Portfolio I-S

Janus Henderson Balanced Portfolio S-S (a)

Janus Henderson Enterprise Portfolio I-S

Janus Henderson Enterprise Portfolio S-S (a)

Janus Henderson Forty Portfolio I-S

Janus Henderson Global Research Portfolio I-S

Janus Henderson Global Research Portfolio S-S (a)

Janus Henderson Mid Cap Value Portfolio S-S

Janus Henderson Research Portfolio I-S

Janus Henderson Research Portfolio S-S (a)

LVIP JPMorgan Core Bond (b)

LVIP JPMorgan MidCap Value (b)

LVIP JPMorgan Small Cap Core (b)

LVIP JPMorgan US Equity Portfolio (b)

Voya Global High Dividend Low Volatility Portfolio Class S

VY JPMorgan Emerging Markets Equity Portfolio Class I

Notes:

(a)	Subaccount available for investment; however, no activity in 2023 or 2022, and as such have not been shown in the accompanying financial statements.
(b)	Effective May 1, 2023, JPMorgan Funds were acquired by LVIP JPMorgan Funds managed by Lincoln Financial Group.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Contract owners may allocate some or all of net purchase payments or transfer some or all of the contract value to the Fixed Account Option, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

(2) Significant Accounting Policies

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. The Separate Account’s assets are the property of ZALICO for the benefit of contract owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a specific identification cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023 or December 31, 2022. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners’ Equity and the amounts reported in the Statement of Changes in Contract Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies identified in Note 1.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Annuity payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Scudder Destinations, Farmers Variable Annuity I, Zurich Archway, Zurich ZS4, Zurich Preferred, Zurich Preferred Plus, and most Zurich Advantage III policies), or 4.0% for Zurich Passport and some Zurich Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Fair value measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in the Financial Accounting Standards Board’s (“FASB”) guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy, as outlined under the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfer between levels or a reconciliation of level 3 assets is not required. In addition, no other financial assets or assets valued on a non-recurring basis are recorded in the Separate Account.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets.

b.	Quoted prices for identical or similar assets or liabilities in non-active markets.

c.	Inputs other than quoted market prices that are observable.

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosure Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the investment companies. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2023, are as follows:

	Purchases	Sales
Alger Portfolios:
Alger Balanced-Class I-2	$830,740	$2,330,415
Alger Capital Appreciation-Class I-2	1,748,035	4,096,094
Alger Large Cap Growth-Class I-2	1,233,904	1,761,430
Alger Mid Cap Growth-Class I-2	198,312	758,108
Alger Small Cap Growth-Class I-2	251,347	719,466
American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value	241,880	710,680
American Century VP Value	1,218,210	1,388,176
BNY Mellon Investment Portfolios:
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	1,396,574	2,802,624
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares	193,683	268,326
BNY Mellon Sustainable U.S. Equity Funds:
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	1,085,734	773,795
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	554	814
Deutsche DWS Variable Series I:
DWS Capital Growth VIP A	9,339,374	19,687,413
DWS Capital Growth VIP B	12,410	7,125
DWS Core Equity VIP A	3,307,009	5,258,404
DWS Core Equity VIP B	1,182	779
DWS CROCI® International VIP A	838,131	1,128,167
DWS CROCI® International VIP B	1,013	637
DWS Global Small Cap VIP A	709,281	1,753,223
DWS Small Cap Index VIP A	236,273	144,099
Deutsche DWS Variable Series II:
DWS CROCI® U.S. VIP A	1,784,293	7,320,463
DWS CROCI® U.S. VIP B	2,266	3,899
DWS Global Income Builder VIP A	2,769,914	8,898,051
DWS Government Money Market VIP A	11,201,929	22,548,124
DWS High Income VIP A	2,592,133	3,637,855
DWS High Income VIP B	410	617
DWS International Growth VIP A	768,278	1,436,113
DWS Small Mid Cap Growth VIP A	2,439,761	4,267,983
DWS Small Mid Cap Value VIP A	2,978,961	5,209,573
DWS Small Mid Cap Value VIP B	6,523	2,616
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP A	6,741,542	7,262,380

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Purchases	Sales
Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund	$3,147,432	$6,357,385
Fidelity VIP Equity Income	1,456,970	2,722,678
Fidelity VIP Growth	3,799,303	5,497,710
Fidelity VIP II Asset Manager	113,793	190,754
Fidelity VIP Index 500	9,723,785	7,883,556
Fidelity VIP II Index 500 - Service Class 2	63,914	176,572
Franklin Templeton Variable Insurance Products Trust:
FTVIP Franklin Mutual Global Discovery Fund CL 2	930,565	1,108,429
FTVIP Franklin Mutual Shares Fund CL 2	318,422	224,045
FTVIP Franklin Rising Dividends Fund CL 2	925,695	591,411
FTVIP Franklin Small Cap Value Fund CL 2	496,114	495,079
FTVIP Franklin Strategic Income Fund CL 2	268,816	485,564
FTVIP Franklin U.S. Government Fund CL 2	215,730	433,069
FTVIP Templeton Developing Markets Fund CL 2	129,109	186,498
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund Series II	25,296	203,355
Invesco V.I. Discovery Mid Cap Growth Fund Series II	127,033	151,012
Invesco V.I. Diversified Dividend Fund Series I	103,670	340,642
Invesco V.I. Equity and Income Fund Series I	1,355,010	2,455,879
Invesco V.I. Global Fund Series II	2,397,987	1,669,670
Invesco V.I. Global Real Estate Fund Series I	131,377	488,622
Invesco V.I. Global Strategic Income Fund Series II	66,929	398,571
Invesco V.I. Health Care Series I	52,133	213,581
Invesco V.I. Main Street Fund Series II	306,357	286,010
Invesco V.I. Main Street Small Cap Fund Series II	138,703	682,332
Janus Aspen Series:
Janus Henderson Balanced Portfolio I-S	2,413,553	6,754,155
Janus Henderson Enterprise Portfolio I-S	4,036,101	6,000,824
Janus Henderson Forty Portfolio I-S	1,324,748	1,499,582
Janus Henderson Global Research Portfolio I-S	1,764,923	3,593,816
Janus Henderson Mid Cap Value Portfolio S-S	209,920	161,255
Janus Henderson Research Portfolio I-S	397,897	3,003,236
Lincoln Financial Group:
LVIP JPMorgan Core Bond	19,191	14,690
LVIP JPMorgan MidCap Value	566,781	411,633
LVIP JPMorgan Small Cap Core	357,932	442,796
LVIP JPMorgan U.S. Equity Portfolio	170,856	174,151
Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio Class S	176,772	185,293
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I	163,752	516,704

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Contract Charges	Range
Mortality and Expense Risk Charge
Each subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.	0-1.25%
Administration Charge
Each subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses the Company for expenses incurred for administering the Contracts. These expenses include owner inquiries, changes in allocations, owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.	0-.50%
Records Maintenance Charge
An annual records maintenance charge is assessed during the accumulation period through the redemption of units and is assessed equally among all subaccounts in which the contract holder has an interest. The charge is assessed at the end of each contract year, on contract surrender and upon annuitization. However, the separate account does not deduct the records maintenance charge for contracts with contract value of at least $50,000 on the assessment date. This charge reimburses the separate account for the expenses of establishing and maintaining Contract records.	0-$30
Withdrawal Charge
Withdrawal charges are applicable only during the first seven contribution years following each purchase payment. When a withdrawal is requested in good order, and a withdrawal charge applies, the contract value is reduced by the amount of the withdrawal charge through the redemption of units. This charge is subject to certain exceptions. The withdrawal charge compensates the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.	0-8%
Optional Benefit Fees
Optional benefits may be elected by contract holders. These benefits include death benefits and living benefits through the purchase of riders, such as Guaranteed Retirement Income Benefit Rider (“GRIB”), Earnings Based Death Benefit Rider (“EBDB”), Safeguard Enhanced Death Benefit Rider and/or Safeguard Plus Enhanced Death Benefit Rider. The fees for such benefits are recorded through redemption of units. These fees are calculated on an “Asset Base” basis.	0.15-0.75%
Transfer Charge
The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a contract year. The charge would be assessed through the redemption of units.	0-$25
Investment Management Fees and Other Expenses
In some cases, the value of the net assets of each subaccount is reduced by the investment management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses are paid indirectly by the contract holder through the reduction of unit values.	0.1-1.43%
Redemption Fees
A fund or portfolio may assess a redemption fee on subaccount assets that are redeemed out of the fund or portfolio in connection with a withdrawal or transfer. Each fund or portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the fund or portfolio and is not retained by the Company. The redemption fee is deducted from the contract value through the redemption of units.	0-2%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Contract Charges - continued	Range
Applicable State Premium Taxes
Certain state and local governments impose a premium tax on purchase payments which, depending on the state, is paid by the Company at the time a purchase payment is received from the contract holder or at the time the Contract is annuitized. If the contract holder lives in a state where premium taxes are paid at the time a purchase payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the contract value at the time the purchase payment is received. If the contract holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the contract value.	0-3.5%

Related Party Transactions

Policy loans are also provided for under the terms of the policy. The minimum amount of the loan under Zurich Advantage III, Zurich Preferred and Zurich Preferred Plus policies is $1,000 and the contract must have at least a $1,500 value. The minimum amount of loan under Zurich Archway and Zurich ZS4 policies is $1,000 and is limited to 80% of the policy value, less applicable surrender charges. The minimum amount of loan under Scudder Destinations policies is $1,000 and maximum loan amount available is 50% of contract value or $50,000 whichever is less. Farmers Variable Annuity I and Zurich Passport policies do not have loan privileges. Interest is assessed against a policy loan under the terms of the Contract. The balance of loans outstanding as of December 31, 2023, was $25,836,503. Policy loans are carried in the ZALICO general account.

Investment Distributors, Inc., a wholly-owned subsidiary of Protective Life Insurance Company (“Protective Life”), is the principal underwriter for the Separate Account with the exception of the Scudder Destinations and Farmers Variable Annuity I contracts. Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, and performs certain Separate Account administration functions for certain registered variable annuity contracts that are funded through the Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”). On July 3, 2006, Protective Life, purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Alger Portfolios:
Alger Balanced-Class I-2
2023	19,775	83,010	(63,235)
2022	60,476	102,428	(41,952)
Alger Capital Appreciation-Class I-2
2023	55,240	96,414	(41,174)
2022	40,058	196,866	(156,808)
Alger Large Cap Growth-Class I-2
2023	7,150	9,395	(2,245)
2022	4,192	10,073	(5,881)
Alger Mid Cap Growth-Class I-2
2023	2,362	7,484	(5,122)
2022	7,430	15,589	(8,159)
Alger Small Cap Growth-Class I-2
2023	2,290	5,703	(3,413)
2022	4,423	7,894	(3,471)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)
American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value
2023	7,760	32,341	(24,581)
2022	24,241	94,792	(70,551)
American Century VP Value
2023	9,162	45,734	(36,572)
2022	31,726	55,025	(23,299)
BNY Mellon Investment Portfolios:
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares
2023	18,895	69,392	(50,497)
2022	26,663	93,620	(66,957)
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
2023	2,723	6,200	(3,477)
2022	3,919	14,142	(10,223)
BNY Mellon Sustainable U.S. Equity Funds:
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares
2023	12,424	24,719	(12,295)
2022	50,171	23,516	26,655
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares
2023	—	21	(21)
2022	—	—	—
Deutsche DWS Variable Series I:
DWS Capital Growth VIP A
2023	72,028	349,851	(277,823)
2022	91,361	354,625	(263,264)
DWS Capital Growth VIP B
2023	—	29	(29)
2022	6	351	(345)
DWS Core Equity VIP A
2023	12,082	143,134	(131,052)
2022	71,579	194,041	(122,462)
DWS Core Equity VIP B
2023	—	10	(10)
2022	—	1	(1)
DWS CROCI® International VIP A
2023	47,930	90,213	(42,283)
2022	53,850	109,606	(55,756)
DWS CROCI® International VIP B
2023	—	—	—
2022	—	—	—
DWS Global Small Cap VIP A
2023	18,235	49,420	(31,185)
2022	14,681	68,331	(53,650)
DWS Small Cap Index VIP A
2023	26,880	17,655	9,225
2022	66,296	24,950	41,346
Deutsche DWS Variable Series II:
DWS CROCI® U.S. VIP A
2023	103,311	438,777	(335,466)
2022	114,489	453,915	(339,426)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)
DWS CROCI® U.S. VIP B
2023	1	39	(38)
2022	—	6	(6)
DWS Global Income Builder VIP A
2023	67,804	628,836	(561,032)
2022	223,366	763,976	(540,610)
DWS Government Money Market VIP A
2023	2,496,944	6,962,436	(4,465,492)
2022	11,666,741	11,022,523	644,218
DWS High Income VIP A
2023	88,114	239,104	(150,990)
2022	192,913	561,332	(368,419)
DWS High Income VIP B
2023	—	19	(19)
2022	—	—	—
DWS International Growth VIP A
2023	37,347	60,698	(23,351)
2022	28,634	110,026	(81,392)
DWS Small Mid Cap Growth VIP A
2023	141,264	442,473	(301,209)
2022	166,084	480,238	(314,154)
DWS Small Mid Cap Value VIP A
2023	77,030	393,861	(316,831)
2022	153,046	594,172	(441,126)
DWS Small Mid Cap Value VIP B
2023	—	—	—
2022	—	1	(1)
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP A
2023	45,634	180,798	(135,164)
2022	146,355	225,485	(79,130)
Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund
2023	5,922	40,513	(34,591)
2022	18,539	67,530	(48,991)
Fidelity VIP Equity Income
2023	6,414	25,862	(19,448)
2022	15,019	20,824	(5,805)
Fidelity VIP Growth
2023	9,030	21,571	(12,541)
2022	8,158	51,848	(43,690)
Fidelity VIP II Asset Manager
2023	784	3,201	(2,417)
2022	716	2,702	(1,986)
Fidelity VIP Index 500
2023	14,398	12,402	1,996
2022	31,899	43,340	(11,441)
Fidelity VIP II Index 500 - Service Class 2
2023	49	306	(257)
2022	87	406	(319)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Franklin Templeton Variable Insurance Products Trust:
FTVIP Franklin Mutual Global Discovery Fund CL 2
2023	3,790	24,649	(20,859)
2022	15,831	38,251	(22,420)
FTVIP Franklin Mutual Shares Fund CL 2
2023	3,027	7,249	(4,222)
2022	2,802	29,618	(26,816)
FTVIP Franklin Rising Dividends Fund CL 2
2023	5,442	10,876	(5,434)
2022	4,887	12,081	(7,194)
FTVIP Franklin Small Cap Value Fund CL 2
2023	5,692	9,504	(3,812)
2022	4,812	16,110	(11,298)
FTVIP Franklin Strategic Income Fund CL 2
2023	9,220	25,416	(16,196)
2022	18,725	42,741	(24,016)
FTVIP Franklin U.S. Government Fund CL 2
2023	16,645	36,268	(19,623)
2022	73,311	79,721	(6,410)
FTVIP Templeton Developing Markets Fund CL 2
2023	3,222	5,462	(2,240)
2022	5,980	14,186	(8,206)
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund Series II
2023	727	4,461	(3,734)
2022	2,433	5,386	(2,953)
Invesco V.I. Discovery Mid Cap Growth Fund Series II
2023	3,033	3,314	(281)
2022	1,985	3,482	(1,497)
Invesco V.I. Diversified Dividend Fund Series I
2023	2,789	19,289	(16,500)
2022	20,138	16,895	3,243
Invesco V.I. Equity and Income Fund Series I
2023	81,295	256,579	(175,284)
2022	359,915	65,661	294,254
Invesco V.I. Global Fund Series II
2023	15,191	30,816	(15,625)
2022	10,606	43,753	(33,147)
Invesco V.I. Global Real Estate Fund Series I
2023	3,939	16,604	(12,665)
2022	6,754	12,761	(6,007)
Invesco V.I. Global Strategic Income Fund Series II
2023	4,944	24,626	(19,682)
2022	4,707	21,784	(17,077)
Invesco V.I. Health Care Series I
2023	1,439	4,985	(3,546)
2022	7,721	10,204	(2,483)
Invesco V.I. Main Street Fund Series II
2023	1,094	5,937	(4,843)
2022	2,728	8,475	(5,747)
Invesco V.I. Main Street Small Cap Fund Series II
2023	1,865	11,401	(9,536)
2022	4,822	14,013	(9,191)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Janus Aspen Series:
Janus Henderson Balanced Portfolio I-S
2023	13,470	60,926	(47,456)
2022	37,008	90,657	(53,649)
Janus Henderson Enterprise Portfolio I-S
2023	3,860	35,685	(31,825)
2022	9,434	40,217	(30,783)
Janus Henderson Forty Portfolio I-S
2023	30,114	30,847	(733)
2022	14,594	58,128	(43,534)
Janus Henderson Global Research Portfolio I-S
2023	7,720	41,809	(34,089)
2022	14,136	56,612	(42,476)
Janus Henderson Mid Cap Value Portfolio S-S
2023	2,684	3,073	(389)
2022	2,120	7,202	(5,082)
Janus Henderson Research Portfolio I-S
2023	4,659	30,458	(25,799)
2022	4,495	32,566	(28,071)
Lincoln Financial Group:
LVIP JPMorgan Core Bond
2023	299	649	(350)
2022	337	733	(396)
LVIP JPMorgan MidCap Value
2023	1,599	9,541	(7,942)
2022	4,197	17,911	(13,714)
LVIP JPMorgan Small Cap Core
2023	5,967	8,456	(2,489)
2022	8,980	13,015	(4,035)
LVIP JPMorgan U.S. Equity Portfolio
2023	2,056	3,285	(1,229)
2022	1,809	1,846	(37)
Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio Class S
2023	2,991	10,774	(7,783)
2022	6,685	20,706	(14,021)
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2023	3,959	16,495	(12,536)
2022	3,517	12,809	(9,292)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights

ZALICO sells a number of variable annuity products, as discussed in Note 1, that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum charges offered by ZALICO, as contract owners may not have selected all available and applicable contract options. A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2023, (except for funds which are no longer active and which have not been shown in the accompanying financial statements) were as follows:

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Alger Portfolios:
Alger Balanced-Class I-2
2023	921	$27.515	$27.515	$25,350	1.42%	1.40%	1.40%	15.81%	15.81%
2022	985	23.758	23.758	23,391	1.10%	1.40%	1.40%	(12.53)%	(12.53)%
2021	1,026	27.162	27.162	27,882	0.89%	1.40%	1.40%	17.48%	17.48%
2020	919	23.121	23.121	21,246	1.20%	1.40%	1.40%	8.70%	8.70%
2019	962	21.270	21.270	20,471	1.58%	1.40%	1.40%	17.85%	17.85%
Alger Capital Appreciation-Class I-2
2023	854	51.453	51.453	43,960	N/A	1.40%	1.40%	41.16%	41.16%
2022	896	36.450	36.450	32,643	N/A	1.40%	1.40%	(37.40)%	(37.40)%
2021	1,052	58.225	58.225	61,274	N/A	1.40%	1.40%	17.48%	17.48%
2020	1,191	49.561	49.561	59,017	N/A	1.40%	1.40%	39.79%	39.79%
2019	1,317	35.453	35.453	46,703	N/A	1.40%	1.40%	31.74%	31.74%
Alger Large Cap Growth-Class I-2
2023	56	129.321	214.418	11,096	N/A	1.00%	2.25%	29.76%	31.36%
2022	59	99.662	163.230	8,795	N/A	1.00%	2.25%	(40.00)%	(39.26)%
2021	65	166.114	268.743	15,943	N/A	1.00%	2.25%	9.38%	10.73%
2020	73	151.868	242.691	16,308	0.17%	1.00%	2.25%	63.36%	65.38%
2019	82	92.966	146.750	11,136	N/A	1.00%	2.25%	24.63%	26.17%
Alger Mid Cap Growth-Class I-2
2023	80	80.449	105.697	7,880	N/A	1.00%	2.25%	20.47%	21.96%
2022	85	66.779	86.667	6,894	N/A	1.00%	2.25%	(37.48)%	(36.71)%
2021	94	106.811	136.927	11,921	N/A	1.00%	2.25%	1.91%	3.17%
2020	105	104.810	132.717	13,080	N/A	1.00%	2.25%	61.01%	63.00%
2019	118	65.095	81.421	9,003	N/A	1.00%	2.25%	27.39%	28.97%
Alger Small Cap Growth-Class I-2
2023	44	56.765	143.346	5,407	N/A	1.00%	2.25%	13.94%	15.34%
2022	47	49.822	124.280	5,073	N/A	1.00%	2.25%	(39.38)%	(38.63)%
2021	50	82.185	202.501	8,908	N/A	1.00%	2.25%	(8.13)%	(6.99)%
2020	56	89.458	217.721	10,633	1%	1.00%	2.25%	63.48%	65.50%
2019	65	54.722	131.555	7,357	N/A	1.00%	2.25%	26.49%	28.06%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value
2023	322	$17.570	$23.029	$6,875	1.50%	1.00%	2.25%	6.27%	7.58%
2022	347	16.534	21.406	6,900	1.62%	1.00%	2.25%	(14.65)%	(13.60)%
2021	417	19.372	24.775	9,646	1.12%	1.00%	2.25%	20.93%	22.43%
2020	455	16.019	20.236	8,622	1.72%	1.00%	2.25%	9.35%	10.70%
2019	559	14.650	18.280	9,590	2.13%	1.00%	2.25%	21.22%	22.72%
American Century VP Value
2023	321	23.605	32.509	9,607	2.34%	1.00%	2.25%	6.70%	8.02%
2022	357	22.122	30.095	9,940	2.04%	1.00%	2.25%	(1.67)%	(0.45)%
2021	381	22.497	30.232	10,670	1.81%	1.00%	2.25%	21.77%	23.28%
2020	409	18.474	24.523	9,345	1.94%	1.00%	2.25%	(1.25)%	(0.02)%
2019	461	18.708	24.529	10,556	2.16%	1.00%	2.25%	24.24%	25.78%
BNY Mellon Investment Portfolios:
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares
2023	558	44.331	44.331	24,738	0.78%	1.40%	1.40%	16.68%	16.68%
2022	609	37.993	37.993	23,119	0.70%	1.40%	1.40%	(15.26)%	(15.26)%
2021	675	44.836	44.836	30,285	0.66%	1.40%	1.40%	24.15%	24.15%
2020	679	36.115	36.115	24,526	0.73%	1.40%	1.40%	6.61%	6.61%
2019	755	33.876	33.876	25,565	0.67%	1.40%	1.40%	18.52%	18.52%
BNY Mellon Investment Portfolios MidCap
Stock Portfolio - Service Shares
2023	63	35.935	46.335	2,715	0.54%	1.00%	2.25%	15.40%	16.82%
2022	66	31.140	39.663	2,462	0.42%	1.00%	2.25%	(16.17)%	(15.13)%
2021	77	37.145	46.735	3,357	0.47%	1.00%	2.25%	22.80%	24.32%
2020	87	30.249	37.593	3,085	0.53%	1.00%	2.25%	5.47%	6.78%
2019	116	28.679	35.207	3,845	0.43%	1.00%	2.25%	17.22%	18.67%
BNY Mellon Sustainable U.S. Equity Fund:
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares
2023	180	77.450	104.429	6,663	0.73%	1.00%	2.25%	21.11%	22.60%
2022	192	21.860	85.179	5,786	0.53%	1.00%	2.25%	(24.57)%	(23.64)%
2021	165	28.738	111.543	7,622	0.77%	1.00%	2.25%	24.20%	25.74%
2020	166	22.946	88.709	6,147	0.98%	1.00%	2.25%	21.41%	22.91%
2019	168	18.743	72.171	5,155	1.45%	1.00%	2.25%	31.40%	33.03%
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares
2023	—	37.595	40.474	4	0.58%	1.70%	2.05%	21.03%	21.45%
2022	—	31.062	33.326	4	0.27%	1.70%	2.05%	(24.61)%	(24.35)%
2021	—	41.200	44.052	5	0.59%	1.70%	2.05%	24.14%	24.56%
2020	—	33.189	35.365	4	0.83%	1.70%	2.05%	21.37%	21.79%
2019	—	27.345	29.038	4	1.05%	1.70%	2.05%	31.32%	31.77%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Deutsche DWS Variable Series I:
DWS Capital Growth VIP A
2023	3,046	$77.011	$113.192	$192,915	0.08%	1.00%	2.25%	35.54%	37.21%
2022	3,324	37.571	82.497	153,866	0.09%	1.00%	2.25%	(32.26)%	(31.42)%
2021	3,587	55.003	120.298	243,399	0.21%	1.00%	2.25%	20.08%	21.56%
2020	4,028	45.426	98.960	224,878	0.48%	1.00%	2.25%	35.99%	37.67%
2019	4,503	33.129	71.884	183,560	0.44%	1.00%	2.25%	34.12%	35.78%
DWS Capital Growth VIP B
2023	6	55.256	59.488	343	N/A	1.70%	2.05%	35.41%	35.87%
2022	6	40.807	43.782	254	N/A	1.70%	2.05%	(32.29)%	(32.06)%
2021	6	60.271	64.443	397	N/A	1.70%	2.05%	20.00%	20.41%
2020	6	50.227	53.520	332	0.25%	1.70%	2.05%	35.92%	36.38%
2019	6	36.955	39.242	245	0.17%	1.70%	2.05%	34.04%	34.51%
DWS Core Equity VIP A
2023	1,348	39.758	48.229	50,957	0.93%	1.00%	2.05%	23.06%	24.33%
2022	1,479	29.832	38.790	45,120	0.78%	1.00%	2.05%	(17.22)%	(16.36)%
2021	1,602	35.810	46.380	58,746	0.78%	1.00%	2.05%	22.78%	24.06%
2020	1,712	28.980	37.386	50,681	1.26%	1.00%	2.05%	13.80%	14.99%
2019	1,946	25.304	32.513	50,344	1.12%	1.00%	2.05%	27.68%	29.01%
DWS Core Equity VIP B
2023	—	43.670	47.014	21	0.61%	1.70%	2.05%	22.66%	23.08%
2022	—	35.601	38.197	17	0.44%	1.70%	2.05%	(17.42)%	(17.13)%
2021	—	43.109	46.094	21	0.46%	1.70%	2.05%	22.43%	22.85%
2020	—	35.211	37.519	18	0.30%	1.70%	2.05%	13.35%	13.74%
2019	3	31.065	32.988	92	0.76%	1.70%	2.05%	27.31%	27.75%
DWS CROCI® International VIP A
2023	995	12.768	18.425	12,748	3.32%	1.00%	2.25%	16.34%	17.77%
2022	1,037	10.596	15.645	11,356	3.09%	1.00%	2.25%	(15.10)%	(14.05)%
2021	1,093	12.376	18.201	13,981	2.46%	1.00%	2.25%	6.83%	8.16%
2020	1,148	11.488	16.829	13,623	3.08%	1.00%	2.25%	0.35%	1.60%
2019	1,192	11.353	16.564	13,982	3.00%	1.00%	2.25%	19.09%	20.57%
DWS CROCI® International VIP B
2023	2	14.331	15.429	36	2.99%	1.70%	2.05%	16.20%	16.60%
2022	2	12.333	13.233	31	2.76%	1.70%	2.05%	(15.25)%	(14.96)%
2021	2	14.553	15.560	37	2.20%	1.70%	2.05%	6.75%	7.12%
2020	2	13.632	14.526	35	2.88%	1.70%	2.05%	0.43%	0.78%
2019	2	13.573	14.414	34	2.71%	1.70%	2.05%	18.80%	19.21%
DWS Global Small Cap VIP A
2023	554	37.702	37.702	20,872	0.88%	1.40%	1.40%	22.85%	22.85%
2022	585	30.690	30.690	17,947	0.52%	1.40%	1.40%	(25.10)%	(25.10)%
2021	638	40.976	40.976	26,160	0.37%	1.40%	1.40%	13.35%	13.35%
2020	689	36.148	36.148	24,915	0.70%	1.40%	1.40%	15.74%	15.74%
2019	769	31.233	31.233	24,033	N/A	1.40%	1.40%	19.61%	19.61%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Small Cap Index VIP A
2023	75	$8.778	$8.778	$658	0.88%	1.40%	1.40%	15.15%	15.15%
2022	66	7.623	7.623	502	0.57%	1.40%	1.40%	(21.73)%	(21.73)%
2021	24	9.283	9.858	238	N/A	N/A	N/A	N/A	N/A
Deutsche DWS Variable Series II:
DWS CROCI® U.S. VIP A
2023	4,166	3.952	5.056	72,114	1.69%	1.00%	2.05%	18.34%	19.57%
2022	4,502	3.339	23.177	65,867	1.74%	1.00%	2.05%	(17.09)%	(16.23)%
2021	4,841	4.028	27.777	85,179	2.01%	1.00%	2.05%	24.14%	25.43%
2020	5,386	3.245	22.233	76,166	2.07%	1.00%	2.05%	(13.92)%	(13.03)%
2019	6,052	3.769	25.666	93,861	1.97%	1.00%	2.05%	30.28%	31.64%
DWS CROCI® U.S. VIP B
2023	8	22.547	24.274	178	1.36%	1.70%	2.05%	17.96%	18.36%
2022	8	19.114	20.508	152	1.41%	1.70%	2.05%	(17.36)%	(17.08)%
2021	8	23.130	24.731	183	1.62%	1.70%	2.05%	23.73%	24.16%
2020	8	18.693	19.919	148	1.81%	1.70%	2.05%	(14.17)%	(13.88)%
2019	8	21.780	23.129	172	1.58%	1.70%	2.05%	29.82%	30.27%
DWS Global Income Builder VIP A
2023	4,731	3.783	16.794	65,300	3.15%	1.00%	2.25%	12.37%	13.76%
2022	5,292	3.367	19.097	64,529	2.84%	1.00%	2.25%	(16.85)%	(15.82)%
2021	5,833	4.049	22.825	85,226	2.35%	1.00%	2.25%	8.51%	9.86%
2020	6,570	3.731	20.921	85,412	2.96%	1.00%	2.25%	5.90%	7.21%
2019	7,420	3.524	19.650	88,792	3.94%	1.00%	2.25%	17.52%	18.98%
DWS Government Money Market VIP A
2023	16,329	0.818	12.862	57,342	4.42%	—%	2.25%	2.45%	4.75%
2022	20,794	0.798	16.076	68,688	1.23%	—%	2.25%	(0.92)%	1.31%
2021	20,150	0.805	16.169	69,256	0.01%	—%	2.25%	(2.19)%	0.02%
2020	11,525	0.823	16.475	43,544	0.21%	—%	2.25%	(1.97)%	0.24%
2019	6,521	0.840	16.748	22,485	1.68%	—%	2.25%	(0.47)%	1.77%
DWS High Income VIP A
2023	1,921	1.857	17.889	26,142	5.26%	1.00%	2.25%	8.89%	10.24%
2022	2,072	1.705	22.349	25,808	5.12%	1.00%	2.25%	(10.88)%	(9.78)%
2021	2,441	1.913	24.871	33,464	4.73%	1.00%	2.25%	1.72%	2.97%
2020	2,765	1.881	24.248	37,035	5.26%	1.00%	2.25%	3.90%	5.19%
2019	3,070	1.811	23.144	39,413	5.94%	1.00%	2.25%	13.14%	14.54%
DWS High Income VIP B
2023	—	23.535	25.338	8	4.99%	1.70%	2.05%	8.84%	9.22%
2022	—	21.623	23.199	8	4.72%	1.70%	2.05%	(11.19)%	(10.89)%
2021	—	24.349	26.034	9	4.25%	1.70%	2.05%	1.71%	2.06%
2020	—	23.940	25.509	9	5.01%	1.70%	2.05%	3.65%	4.00%
2019	—	23.098	24.528	9	5.47%	1.70%	2.05%	13.01%	13.40%
DWS International Growth VIP A
2023	483	25.692	25.692	12,396	0.77%	1.40%	1.40%	14.44%	14.44%
2022	506	22.449	22.449	11,356	0.98%	1.40%	1.40%	(29.50)%	(29.50)%
2021	587	31.842	31.842	18,699	0.33%	1.40%	1.40%	6.62%	6.62%
2020	547	29.865	29.865	16,350	1.36%	1.40%	1.40%	20.99%	20.99%
2019	601	24.684	24.684	14,829	1.28%	1.40%	1.40%	29.41%	29.41%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Small Mid Cap Growth VIP A
2023	4,554	$2.462	$5.553	$45,050	0.02%	1.00%	2.25%	16.22%	17.66%
2022	4,855	2.118	27.366	41,098	N/A	1.00%	2.25%	(29.60)%	(28.73)%
2021	5,170	3.009	38.664	61,937	0.04%	1.00%	2.25%	11.34%	12.71%
2020	5,677	2.702	34.540	60,856	0.04%	1.00%	2.25%	27.31%	28.89%
2019	6,366	2.123	26.984	54,063	N/A	1.00%	2.25%	19.72%	21.21%
DWS Small Mid Cap Value VIP A
2023	3,096	6.227	40.894	43,461	1.14%	1.00%	2.25%	12.43%	13.81%
2022	3,413	4.321	44.132	42,049	0.84%	1.00%	2.25%	(17.65)%	(16.64)%
2021	3,854	5.237	53.070	55,130	1.35%	1.00%	2.25%	27.63%	29.21%
2020	4,094	4.095	41.174	44,356	1.19%	1.00%	2.25%	(2.98)%	(1.78)%
2019	4,629	4.213	42.025	49,634	0.76%	1.00%	2.25%	18.84%	20.31%
DWS Small Mid Cap Value VIP B
2023	4	36.132	38.900	151	0.77%	1.70%	2.05%	12.29%	12.68%
2022	4	32.177	34.523	135	0.45%	1.70%	2.05%	(17.82)%	(17.54)%
2021	4	39.155	45.680	164	0.91%	1.70%	2.05%	27.43%	27.87%
2020	4	30.727	35.724	129	0.93%	1.70%	2.05%	(3.09)%	(2.76)%
2019	4	31.708	36.738	133	0.37%	1.70%	2.05%	18.56%	18.97%
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP A
2023	2,285	41.414	41.414	94,619	1.37%	1.40%	1.40%	24.27%	24.27%
2022	2,420	33.326	33.326	80,647	1.20%	1.40%	1.40%	(19.46)%	(19.46)%
2021	2,499	41.381	41.381	103,413	1.44%	1.40%	1.40%	26.63%	26.63%
2020	2,662	32.680	32.680	87,006	1.54%	1.40%	1.40%	16.46%	16.46%
2019	2,764	28.061	28.061	77,550	2.01%	1.40%	1.40%	29.38%	29.38%
Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund
2023	426	102.903	174.397	67,485	0.49%	1.00%	2.25%	30.53%	32.13%
2022	461	78.838	131.984	55,394	0.45%	1.00%	2.25%	(27.93)%	(27.04)%
2021	510	109.394	180.903	84,274	0.06%	1.00%	2.25%	25.02%	26.57%
2020	551	87.499	142.927	72,133	0.24%	1.00%	2.25%	27.69%	29.27%
2019	658	68.522	110.561	66,948	0.47%	1.00%	2.25%	28.68%	30.28%
Fidelity VIP Equity Income
2023	181	63.886	116.031	18,792	1.87%	1.00%	2.25%	8.22%	9.56%
2022	201	59.033	105.911	19,060	1.85%	1.00%	2.25%	(7.05)%	(5.90)%
2021	207	63.507	112.548	20,842	1.93%	1.00%	2.25%	22.15%	23.66%
2020	222	51.993	91.016	18,191	1.60%	1.00%	2.25%	4.35%	5.64%
2019	249	49.827	86.158	19,403	2.01%	1.00%	2.25%	24.64%	26.18%
Fidelity VIP Growth
2023	143	146.995	296.382	38,503	0.13%	1.00%	2.25%	33.25%	34.89%
2022	156	110.315	219.717	31,083	0.58%	1.00%	2.25%	(26.12)%	(25.20)%
2021	199	149.310	293.752	53,502	N/A	1.00%	2.25%	20.50%	22.00%
2020	211	123.904	240.790	46,442	0.07%	1.00%	2.25%	40.73%	42.47%
2019	205	88.045	169.012	31,703	0.27%	1.00%	2.25%	31.36%	32.98%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Fidelity VIP II Asset Manager
2023	42	$47.202	$60.382	$2,345	2.32%	1.00%	2.05%	10.68%	11.83%
2022	45	42.647	53.995	2,224	1.97%	1.00%	2.05%	(16.64)%	(15.78)%
2021	47	51.161	64.109	2,766	1.58%	1.00%	2.05%	7.71%	8.83%
2020	52	47.498	58.907	2,831	1.37%	1.00%	2.05%	12.56%	13.73%
2019	61	42.197	51.794	2,923	1.77%	1.00%	2.05%	15.87%	17.08%
Fidelity VIP Index 500
2023	136	541.185	692.287	84,306	1.52%	1.00%	2.05%	23.67%	24.95%
2022	134	437.614	554.059	66,571	1.37%	1.00%	2.05%	(19.85)%	(19.02)%
2021	145	546.016	684.202	89,301	1.26%	1.00%	2.05%	26.00%	27.30%
2020	156	433.362	537.454	75,754	1.59%	1.00%	2.05%	15.86%	17.07%
2019	177	374.026	459.093	73,552	2.00%	1.00%	2.05%	28.71%	30.05%
Fidelity VIP II Index 500 - Service Class 2
2023	4	463.779	578.067	2,086	1.25%	1.25%	2.25%	23.12%	24.33%
2022	4	376.692	464.942	1,796	1.16%	1.25%	2.25%	(20.21)%	(19.42)%
2021	4	47.802	577.024	2,405	1.03%	1.25%	2.25%	25.44%	26.67%
2020	5	38.034	455.516	2,068	1.41%	1.25%	2.25%	15.35%	16.49%
2019	5	32.908	391.035	2,049	1.81%	1.25%	2.25%	28.14%	29.40%
Franklin Templeton Variable Insurance Products Trust:
FTVIP Franklin Mutual Global Discovery Fund CL 2
2023	242	36.924	47.610	10,819	2.47%	1.00%	2.25%	17.67%	19.12%
2022	263	31.379	39.967	9,894	1.35%	1.00%	2.25%	(6.84)%	(5.69)%
2021	286	33.683	42.379	11,421	2.78%	1.00%	2.25%	16.51%	17.95%
2020	327	28.911	35.930	11,117	1.91%	1.00%	2.25%	(6.57)%	(5.41)%
2019	400	30.943	37.984	14,436	1.61%	1.00%	2.25%	21.63%	23.14%
FTVIP Franklin Mutual Shares Fund CL 2
2023	80	25.271	32.585	2,438	1.85%	1.00%	2.25%	10.97%	12.34%
2022	84	22.772	29.005	2,292	1.85%	1.00%	2.25%	(9.46)%	(8.35)%
2021	111	25.153	31.646	3,310	3.02%	1.00%	2.25%	16.55%	17.99%
2020	122	21.582	26.821	3,088	2.38%	1.00%	2.25%	(7.13)%	(5.98)%
2019	134	23.240	28.529	3,616	1.80%	1.00%	2.25%	19.88%	21.36%
FTVIP Franklin Rising Dividends Fund CL 2
2023	119	42.715	55.077	6,154	0.91%	1.00%	2.25%	9.62%	10.97%
2022	125	38.968	49.633	5,816	0.75%	1.00%	2.25%	(12.54)%	(11.45)%
2021	132	44.552	56.053	6,967	0.90%	1.00%	2.25%	24.00%	25.53%
2020	158	35.929	44.652	6,655	1.15%	1.00%	2.25%	13.42%	14.82%
2019	197	31.678	38.888	7,265	1.30%	1.00%	2.25%	26.39%	27.95%
FTVIP Franklin Small Cap Value Fund CL 2
2023	77	44.016	56.756	4,092	0.51%	1.00%	2.25%	10.27%	11.63%
2022	81	39.916	50.842	3,859	0.93%	1.00%	2.25%	(12.04)%	(10.95)%
2021	92	45.380	57.096	4,950	1.16%	1.00%	2.25%	22.61%	24.13%
2020	101	37.012	45.999	4,387	1.24%	1.00%	2.25%	2.87%	4.15%
2019	115	35.978	44.167	4,784	1.10%	1.00%	2.25%	23.57%	25.10%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
FTVIP Franklin Strategic Income Fund CL 2
2023	130	$15.629	$20.152	$2,450	4.55%	1.00%	2.25%	5.81%	7.11%
2022	146	14.771	18.813	2,583	4.10%	1.00%	2.25%	(12.71)%	(11.63)%
2021	170	16.922	21.290	3,415	3.28%	1.00%	2.25%	(0.14)%	1.10%
2020	180	16.945	21.059	3,590	4.83%	1.00%	2.25%	1.15%	2.41%
2019	204	16.752	20.564	3,990	5.14%	1.00%	2.25%	5.68%	6.98%
FTVIP Franklin U.S. Government Fund CL 2
2023	88	9.891	12.753	1,053	2.24%	1.00%	2.25%	2.17%	3.43%
2022	108	9.680	12.330	1,249	1.84%	1.00%	2.25%	(11.73)%	(10.64)%
2021	114	10.967	13.799	1,486	2.39%	1.00%	2.25%	(3.99)%	(2.80)%
2020	141	11.423	14.196	1,880	4.20%	1.00%	2.25%	1.55%	2.80%
2019	104	11.249	13.809	1,358	2.93%	1.00%	2.25%	2.91%	4.19%
FTVIP Templeton Developing Markets Fund CL 2
2023	50	27.540	35.512	1,680	2.06%	1.00%	2.25%	10.15%	11.51%
2022	53	25.002	31.847	1,577	2.35%	1.00%	2.25%	(23.70)%	(22.76)%
2021	61	32.768	41.228	2,367	0.95%	1.00%	2.25%	(7.82)%	(6.67)%
2020	62	35.546	44.177	2,595	3.52%	1.00%	2.25%	—%	16.02%
2019	81	31.016	38.075	2,935	1.00%	1.00%	2.25%	(100.00)%	25.44%
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund Series II
2023	31	38.900	50.158	1,432	N/A	1.00%	2.25%	32.07%	33.70%
2022	34	29.455	37.517	1,207	N/A	1.00%	2.25%	(32.48)%	(31.65)%
2021	37	43.624	54.886	1,923	N/A	1.00%	2.25%	19.59%	21.07%
2020	43	36.478	45.334	1,827	N/A	1.00%	2.25%	33.24%	34.89%
2019	53	27.377	33.608	1,691	N/A	1.00%	2.25%	32.86%	34.50%
Invesco V.I. Discovery Mid Cap Growth Fund Series II
2023	30	37.530	48.393	1,345	N/A	1.00%	2.25%	10.38%	11.74%
2022	30	34.002	43.310	1,219	N/A	1.00%	2.25%	(32.65)%	(31.81)%
2021	32	50.483	63.516	1,882	N/A	1.00%	2.25%	16.18%	17.62%
2020	34	43.453	54.002	1,711	N/A	1.00%	2.25%	37.16%	38.85%
2019	36	31.681	38.892	1,312	N/A	1.00%	2.25%	35.95%	37.63%
Invesco V.I. Diversified Dividend Fund Series I
2023	28	14.936	19.261	506	1.78%	1.00%	2.25%	6.65%	7.97%
2022	44	14.004	17.839	747	2.05%	1.00%	2.25%	(3.84)%	(2.65)%
2021	41	14.563	18.325	712	2.09%	1.00%	2.25%	16.28%	17.72%
2020	51	12.525	15.567	751	2.69%	1.00%	2.25%	(2.06)%	(0.85)%
2019	57	12.789	15.701	847	3.02%	1.00%	2.25%	22.34%	23.85%
Invesco V.I. Equity and Income Fund Series I
2023	1,001	10.189	10.529	10,375	1.84%	1.00%	2.25%	8.13%	9.46%
2022	1,176	9.423	9.618	11,180	1.78%	1.00%	2.25%	(9.54)%	(8.42)%
2021	882	10.408	10.503	9,193	N/A	1.00%	2.25%	(41.11)%	5.03%
2020	353	17.673	35.852	6,999	1.83%	1.00%	2.25%	(3.66)%	(2.47)%
2019	405	18.193	36.759	8,337	1.36%	1.00%	2.25%	15.97%	17.41%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Invesco V.I. Global Fund Series II
2023	283	$45.265	$58.366	$15,443	N/A	1.00%	2.25%	31.50%	33.12%
2022	298	34.422	43.845	12,285	N/A	1.00%	2.25%	(33.43)%	(32.61)%
2021	331	51.712	65.061	20,319	N/A	1.00%	2.25%	12.64%	14.03%
2020	371	45.910	57.056	20,038	0.39%	1.00%	2.25%	24.54%	26.08%
2019	432	36.865	45.255	18,522	0.67%	1.00%	2.25%	28.56%	30.15%
Invesco V.I. Global Real Estate Fund Series I
2023	75	25.017	32.259	2,246	1.40%	1.00%	2.25%	6.65%	7.97%
2022	87	23.457	29.878	2,443	2.79%	1.00%	2.25%	(26.59)%	(25.68)%
2021	93	31.951	40.201	3,527	2.72%	1.00%	2.25%	22.95%	24.47%
2020	105	25.988	32.298	3,193	4.30%	1.00%	2.25%	(14.25)%	(13.19)%
2019	118	30.306	37.204	4,153	4.49%	1.00%	2.25%	20.29%	21.78%
Invesco V.I. Global Strategic Income Fund Series II
2023	105	13.432	17.320	1,709	N/A	1.00%	2.25%	6.22%	7.53%
2022	125	12.646	16.107	1,892	N/A	1.00%	2.25%	(13.65)%	(12.59)%
2021	142	14.646	18.427	2,468	4.22%	1.00%	2.25%	(5.69)%	(4.52)%
2020	149	15.528	19.298	2,708	4.92%	1.00%	2.25%	0.72%	1.97%
2019	171	15.417	18.925	3,072	3.41%	1.00%	2.25%	8.17%	9.51%
Invesco V.I. Health Care Series I
2023	38	34.032	43.882	1,548	N/A	1.00%	2.25%	0.76%	2.00%
2022	41	33.775	43.020	1,665	N/A	1.00%	2.25%	(15.22)%	(14.17)%
2021	44	39.839	50.124	2,063	0.20%	1.00%	2.25%	9.83%	11.19%
2020	53	36.274	45.081	2,251	0.29%	1.00%	2.25%	11.94%	13.33%
2019	58	32.405	39.780	2,196	0.04%	1.00%	2.25%	29.59%	31.19%
Invesco V.I. Main Street Fund Series II
2023	84	37.456	48.296	3,789	0.50%	1.00%	2.25%	20.14%	21.62%
2022	89	31.178	39.712	3,306	1.04%	1.00%	2.25%	(22.06)%	(21.10)%
2021	94	40.004	50.330	4,472	0.52%	1.00%	2.25%	24.43%	25.97%
2020	103	32.149	39.953	3,880	1.03%	1.00%	2.25%	11.19%	12.57%
2019	121	28.913	35.493	4,055	0.84%	1.00%	2.25%	28.84%	30.43%
Invesco V.I. Main Street Small Cap Fund Series II
2023	112	50.013	64.488	6,740	0.91%	1.00%	2.25%	15.23%	16.66%
2022	121	43.402	55.281	6,291	0.24%	1.00%	2.25%	(17.89)%	(16.87)%
2021	130	52.856	66.501	8,169	0.19%	1.00%	2.25%	19.57%	21.05%
2020	137	44.204	54.936	7,128	0.30%	1.00%	2.25%	17.00%	18.45%
2019	164	37.780	46.379	7,186	N/A	1.00%	2.25%	23.36%	24.88%
Janus Aspen Series:
Janus Henderson Balanced Portfolio I-S
2023	552	73.822	117.244	59,012	2.09%	1.00%	2.25%	12.88%	14.27%
2022	600	65.398	102.599	56,266	1.16%	1.00%	2.25%	(18.24)%	(17.23)%
2021	653	79.986	123.953	74,313	0.89%	1.00%	2.25%	14.62%	16.04%
2020	713	69.785	106.823	70,134	1.69%	1.00%	2.25%	11.80%	13.18%
2019	801	62.422	94.384	69,708	1.93%	1.00%	2.25%	19.89%	21.38%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Janus Henderson Enterprise Portfolio I-S
2023	318	$119.831	$177.350	$51,823	0.16%	1.00%	2.25%	15.48%	16.91%
2022	350	103.766	151.703	48,904	0.19%	1.00%	2.25%	(17.79)%	(16.77)%
2021	381	126.217	182.273	64,107	0.32%	1.00%	2.25%	14.26%	15.67%
2020	426	110.465	157.574	62,115	0.06%	1.00%	2.25%	16.84%	18.29%
2019	478	94.540	133.209	59,125	0.21%	1.00%	2.25%	32.50%	34.14%
Janus Henderson Forty Portfolio I-S
2023	145	60.783	60.783	8,827	0.20%	1.40%	1.40%	38.04%	38.04%
2022	146	44.033	44.033	6,427	0.15%	1.40%	1.40%	(34.47)%	(34.47)%
2021	189	67.195	67.195	12,733	0.46%	1.40%	1.40%	21.20%	21.20%
2020	164	55.441	55.441	9,106	0.83%	1.40%	1.40%	37.47%	37.47%
2019	65	40.329	40.329	2,632	0.21%	1.40%	1.40%	35.27%	35.27%
Janus Henderson Global Research Portfolio I-S
2023	405	64.162	93.591	34,788	0.93%	1.00%	2.25%	24.00%	25.53%
2022	439	51.744	74.558	30,134	0.97%	1.00%	2.25%	(21.18)%	(20.21)%
2021	481	65.651	93.441	41,547	0.52%	1.00%	2.25%	15.49%	16.92%
2020	522	56.845	79.918	38,672	0.66%	1.00%	2.25%	17.42%	18.87%
2019	575	48.412	67.231	35,957	1.01%	1.00%	2.25%	26.20%	27.77%
Janus Henderson Mid Cap Value Portfolio S-S
2023	63	39.749	51.253	3,015	0.94%	1.00%	2.25%	8.67%	10.01%
2022	63	36.578	46.590	2,767	1.11%	1.00%	2.25%	(7.84)%	(6.71)%
2021	69	39.692	49.938	3,214	0.30%	1.00%	2.25%	16.80%	18.24%
2020	74	33.984	42.234	2,940	0.96%	1.00%	2.25%	(3.39)%	(2.19)%
2019	98	35.175	43.180	3,998	1.06%	1.00%	2.25%	27.19%	28.76%
Janus Henderson Research Portfolio I-S
2023	294	72.952	114.143	30,828	0.14%	1.00%	2.25%	40.03%	41.76%
2022	320	52.096	80.519	23,718	0.14%	1.00%	2.25%	(31.43)%	(30.58)%
2021	348	75.978	115.995	37,285	0.10%	1.00%	2.25%	17.69%	19.14%
2020	386	64.560	97.359	34,836	0.39%	1.00%	2.25%	30.03%	31.64%
2019	429	49.650	73.960	29,456	0.47%	1.00%	2.25%	32.54%	34.18%
Lincoln Financial Group:
LVIP JPMorgan Core Bond (a)
2023	30	12.203	14.859	427	3.64%	1.25%	2.25%	3.58%	4.60%
2022	30	11.781	14.205	414	1.92%	1.25%	2.25%	(14.50)%	(13.65)%
2021	31	13.778	16.451	486	1.85%	1.25%	2.25%	(3.53)%	(2.57)%
2020	31	14.282	16.885	505	2.16%	1.25%	2.25%	5.47%	6.51%
2019	22	13.541	15.853	329	2.34%	1.25%	2.25%	5.80%	6.84%
LVIP JPMorgan MidCap Value (a)
2023	108	34.836	44.570	4,514	3.07%	1.00%	2.25%	8.48%	9.82%
2022	116	32.113	40.585	4,425	0.94%	1.00%	2.25%	(10.18)%	(9.07)%
2021	129	35.751	44.632	5,463	0.98%	1.00%	2.25%	27.03%	28.60%
2020	145	28.144	34.706	4,777	1.23%	1.00%	2.25%	(1.84)%	(0.62)%
2019	162	28.672	34.924	5,375	1.68%	1.00%	2.25%	23.97%	25.51%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
LVIP JPMorgan Small Cap Core (a)
2023	75	$41.546	$56.642	$3,937	1.33%	1.00%	2.25%	10.62%	11.98%
2022	78	37.558	50.581	3,645	0.43%	1.00%	2.25%	(21.12)%	(20.15)%
2021	82	45.319	63.345	4,815	0.55%	1.00%	2.25%	18.71%	20.18%
2020	88	38.100	52.707	4,324	0.83%	1.00%	2.25%	11.18%	12.56%
2019	100	34.201	46.826	4,395	0.41%	1.00%	2.25%	21.84%	23.34%
LVIP JPMorgan U.S. Equity Portfolio (a)
2023	22	46.207	59.119	1,226	1.61%	1.00%	2.25%	24.37%	25.91%
2022	23	37.152	46.955	1,031	0.49%	1.00%	2.25%	(20.48)%	(19.50)%
2021	23	46.721	58.328	1,287	0.81%	1.00%	2.25%	26.50%	28.06%
2020	25	36.935	45.546	1,078	0.68%	1.00%	2.25%	22.51%	24.02%
2019	28	30.149	36.725	992	0.90%	1.00%	2.25%	28.86%	30.45%
Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio Class S
2023	148	14.257	16.993	2,384	2.65%	1.00%	2.05%	4.30%	5.38%
2022	155	13.670	16.126	2,389	2.39%	1.00%	2.05%	(7.02)%	(6.05)%
2021	169	14.701	17.164	2,780	2.31%	1.00%	2.05%	18.14%	19.37%
2020	197	12.444	14.379	2,720	2.00%	1.00%	2.05%	(3.08)%	(2.07)%
2019	215	12.839	14.683	3,038	2.59%	1.00%	2.05%	18.97%	20.21%
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2023	87	26.246	31.643	2,618	1.95%	1.00%	2.05%	4.67%	5.75%
2022	100	25.075	29.921	2,840	N/A	1.00%	2.05%	(27.38)%	(26.63)%
2021	109	34.529	40.780	4,244	N/A	1.00%	2.05%	(11.66)%	(10.74)%
2020	119	39.085	45.685	5,210	0.51%	1.00%	2.05%	31.05%	32.42%
2019	144	29.824	34.501	4,775	0.14%	1.00%	2.05%	29.46%	30.81%

Notes:

(1)	Net Assets equals Contract Owners’ Equity. N/A is noted if the subaccount ceased as an investment option.
(2)

This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3)

This ratio represents the annualized contract expenses of the Separate Account, resulting in a direct reduction of unit values, consisting primarily of mortality, expense, and administrative charges. Charges that require redemption of contract owner units are excluded. N/A is noted if the subaccount ceased as an investment option.

(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. Zurich Archway has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio. Total returns for periods of less than one year are not annualized. N/A is noted if the subaccount is not an investment option in the applicable period.

(a)	Effective May 1, 2023, JPMorgan Funds were acquired by LVIP JPMorgan Funds managed by Lincoln Financial Group.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(7) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2023 and through April 25, 2024. All accounting and disclosure requirements related to subsequent events are included in the financial statements, as applicable.